UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Western Asset Core Plus Bond Fund
Class A [WAPAX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$4,507,767,682
Total Number of Portfolio Holdings*	1,335
Portfolio Turnover Rate	52%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7830-STSR-0825

Western Asset Core Plus Bond Fund
Class C [WAPCX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$79	1.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$4,507,767,682
Total Number of Portfolio Holdings*	1,335
Portfolio Turnover Rate	52%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7829-STSR-0825

Western Asset Core Plus Bond Fund
Class C1 [LWCPX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$76	1.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$4,507,767,682
Total Number of Portfolio Holdings*	1,335
Portfolio Turnover Rate	52%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7836-STSR-0825

Western Asset Core Plus Bond Fund
Class FI [WACIX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$43	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$4,507,767,682
Total Number of Portfolio Holdings*	1,335
Portfolio Turnover Rate	52%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7593-STSR-0825

Western Asset Core Plus Bond Fund
Class R [WAPRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$58	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$4,507,767,682
Total Number of Portfolio Holdings*	1,335
Portfolio Turnover Rate	52%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7828-STSR-0825

Western Asset Core Plus Bond Fund
Class I [WACPX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$23	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$4,507,767,682
Total Number of Portfolio Holdings*	1,335
Portfolio Turnover Rate	52%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7007-STSR-0825

Western Asset Core Plus Bond Fund
Class IS [WAPSX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$23	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$4,507,767,682
Total Number of Portfolio Holdings*	1,335
Portfolio Turnover Rate	52%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7272-STSR-0825

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Core Plus Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 36.9%
Communication Services — 4.9%
Diversified Telecommunication Services — 1.2%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,570,000	$3,341,564 (a)
AT&T Inc., Senior Notes	2.250%	2/1/32	6,530,000	5,622,238
AT&T Inc., Senior Notes	2.550%	12/1/33	3,450,000	2,888,568
AT&T Inc., Senior Notes	5.350%	9/1/40	870,000	851,210
AT&T Inc., Senior Notes	5.550%	8/15/41	2,710,000	2,680,523
AT&T Inc., Senior Notes	4.350%	6/15/45	3,579,000	2,969,312
AT&T Inc., Senior Notes	3.500%	9/15/53	3,630,000	2,458,914
AT&T Inc., Senior Notes	3.550%	9/15/55	3,490,000	2,356,750
AT&T Inc., Senior Notes	3.800%	12/1/57	670,000	469,246
AT&T Inc., Senior Notes	3.650%	9/15/59	370,000	248,434
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	3,240,000	2,868,802
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,170,000	4,901,633
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	5,013,000	4,497,660
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,745,000	2,669,321
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	1,210,000	1,148,862
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	2,623,000	2,556,540
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	4,890,000	4,869,434
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,950,000	2,276,734
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	2,030,000	1,627,109
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,417,399
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	2,220,000	1,691,917
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	3,240,000	2,318,428
Total Diversified Telecommunication Services				56,730,598
Entertainment — 0.1%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	2,080,000	2,096,900 (a)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Entertainment — continued
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,260,000	$2,586,155
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	945,000	881,884
Total Entertainment				5,564,939
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	4.500%	5/15/35	990,000	977,386
Alphabet Inc., Senior Notes	5.250%	5/15/55	1,300,000	1,281,283
Alphabet Inc., Senior Notes	5.300%	5/15/65	1,430,000	1,401,316
Total Interactive Media & Services				3,659,985
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	9,733,000	9,069,869
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,592,000	2,591,852
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	9,749,000	9,665,493
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	6,160,000	6,220,441
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	1,620,000	1,729,137
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	3,325,000	3,135,350
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	3,500,000	3,185,217
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	530,000	424,355
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	1,238,000	$1,268,049
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	2,650,000	2,242,428
Comcast Corp., Senior Notes	3.400%	4/1/30	5,390,000	5,169,832
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	501,324
Comcast Corp., Senior Notes	3.900%	3/1/38	2,160,000	1,879,894
Comcast Corp., Senior Notes	3.750%	4/1/40	3,350,000	2,782,775
Comcast Corp., Senior Notes	3.969%	11/1/47	5,866,000	4,526,710
Comcast Corp., Senior Notes	2.800%	1/15/51	3,670,000	2,204,593
Comcast Corp., Senior Notes	2.887%	11/1/51	2,770,000	1,687,302
Comcast Corp., Senior Notes	5.350%	5/15/53	3,240,000	3,004,299
Comcast Corp., Senior Notes	2.937%	11/1/56	4,000	2,351
Comcast Corp., Senior Notes	4.950%	10/15/58	940,000	806,399
DISH DBS Corp., Senior Notes	7.750%	7/1/26	510,000	453,392
DISH DBS Corp., Senior Notes	5.125%	6/1/29	8,120,000	5,420,100
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	5,756,344 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	971,600 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	4,350,000	4,259,811
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,399,782
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,030,000	3,131,013
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,755,000	1,914,871
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,875,000	1,944,681
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,617,000	1,553,443
Total Media				89,902,707
Wireless Telecommunication Services — 1.5%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	1,083,000	992,473 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	33,058,000	23,290,680 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	3,730,000	3,735,383
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	4,670,000	5,667,759
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,950,000	$1,930,529
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	15,295,000	14,859,455
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	6,710,000	6,010,086
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	3,730,000	3,504,503
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	3,780,000	3,829,866
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	2,530,000	2,243,166
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	1,230,000	1,230,359
Total Wireless Telecommunication Services				67,294,259

Total Communication Services				223,152,488
Consumer Discretionary — 4.0%
Automobile Components — 0.2%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	8,960,000	8,615,656 (a)
Automobiles — 1.5%
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	4,820,000	5,484,328
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	4,092,954
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	5,890,000	5,853,575
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	3,260,000	3,386,664
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,550,000	1,453,979
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	1,500,000	1,584,088
General Motors Co., Senior Notes	5.600%	10/15/32	1,890,000	1,921,221
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,240,020
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	1,909,020
General Motors Co., Senior Notes	6.250%	10/2/43	1,080,000	1,060,261
General Motors Co., Senior Notes	5.950%	4/1/49	1,040,000	973,010
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	880,000	876,432
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	35,120,000	34,924,710 (a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	2,390,000	2,296,059 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	4,471,000	3,104,841 (a)
Total Automobiles				70,161,162
Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	2.500%	6/3/50	5,800,000	3,489,188
Amazon.com Inc., Senior Notes	4.250%	8/22/57	2,970,000	2,433,494
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Broadline Retail — continued
Prosus NV, Senior Notes	3.061%	7/13/31	12,990,000	$11,511,117 (a)
Total Broadline Retail				17,433,799
Hotels, Restaurants & Leisure — 1.7%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	629,000	645,820 (a)
Carnival Corp., Senior Notes	5.875%	6/15/31	3,470,000	3,537,231 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	9,680,000	9,910,161 (a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	600,000	592,256
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	1,480,000	1,510,008
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	3,140,000	2,991,602
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	4,200,000	4,318,587
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	260,000	268,326
McDonald’s Corp., Senior Notes	3.600%	7/1/30	80,000	77,420
McDonald’s Corp., Senior Notes	4.200%	4/1/50	6,670,000	5,300,920
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	3,830,000	3,874,114 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	2,510,000	2,526,903 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	5,790,000	5,905,233 (a)
Sands China Ltd., Senior Notes	3.800%	1/8/26	350,000	348,407
Sands China Ltd., Senior Notes	2.300%	3/8/27	6,770,000	6,505,197
Sands China Ltd., Senior Notes	5.400%	8/8/28	3,950,000	3,981,924
Sands China Ltd., Senior Notes	2.850%	3/8/29	3,980,000	3,663,029
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,690,000	1,492,398
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	8,660,000	8,741,361 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	10,180,000	10,014,205 (a)
Total Hotels, Restaurants & Leisure				76,205,102
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	1,480,000	1,382,619
Home Depot Inc., Senior Notes	3.300%	4/15/40	3,220,000	2,572,653
Home Depot Inc., Senior Notes	3.350%	4/15/50	5,295,000	3,714,792
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	540,000	544,331
Total Specialty Retail				8,214,395
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	2,200,000	1,757,509

Total Consumer Discretionary				182,387,623
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 1.3%
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	6,332,000	$5,808,807
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	3,560,000	3,536,034
Total Beverages				9,344,841
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	3,270,000	3,248,639
Food Products — 0.3%
Mars Inc., Senior Notes	3.200%	4/1/30	210,000	199,268 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	780,000	790,763 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	1,860,000	1,883,214 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	10,040,000	10,022,632 (a)
Total Food Products				12,895,877
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	1,627,000	1,651,853
Tobacco — 0.7%
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	986,075
Altria Group Inc., Senior Notes	2.450%	2/4/32	3,750,000	3,235,655
Altria Group Inc., Senior Notes	6.875%	11/1/33	1,610,000	1,798,973
Altria Group Inc., Senior Notes	5.800%	2/14/39	3,130,000	3,173,320
Altria Group Inc., Senior Notes	3.875%	9/16/46	3,130,000	2,316,881
Altria Group Inc., Senior Notes	5.950%	2/14/49	830,000	826,103
Altria Group Inc., Senior Notes	3.700%	2/4/51	2,620,000	1,814,719
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,664,000	1,671,268
BAT Capital Corp., Senior Notes	3.557%	8/15/27	406,000	399,613
BAT Capital Corp., Senior Notes	4.540%	8/15/47	4,515,000	3,650,380
BAT Capital Corp., Senior Notes	7.081%	8/2/53	210,000	234,065
BAT Capital Corp., Senior Notes	6.250%	8/15/55	20,000	20,270
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	3,360,000	3,420,413
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	930,000	958,210
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	2,110,000	2,153,215
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	805,000	709,770
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
Reynolds American Inc., Senior Notes	5.850%	8/15/45	2,579,000	$2,490,264
Total Tobacco				29,859,194

Total Consumer Staples				57,000,404
Energy — 5.3%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	1,580,000	1,521,757
Oil, Gas & Consumable Fuels — 5.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	3,980,000	4,219,962 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	2,020,000	1,960,501
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	3,900,000	2,507,464
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,220,000	745,473
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	1,030,000	936,052 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,071,000	1,776,388 (a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	2,281,000	2,171,657
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	2,620,000	2,350,058
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	2,315,000	2,430,415 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	3,430,000	3,315,769 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	299,000	294,921
Continental Resources Inc., Senior Notes	5.750%	1/15/31	1,679,000	1,695,880 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,341,000	1,054,807
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,739,000	1,717,879
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	1,949,000	1,930,885
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	1,430,000	1,368,203 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	5,726,000	5,741,622
Devon Energy Corp., Senior Notes	5.250%	10/15/27	638,000	639,449
Devon Energy Corp., Senior Notes	5.875%	6/15/28	114,000	114,052
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,530,000	$2,342,552
Devon Energy Corp., Senior Notes	4.750%	5/15/42	27,000	22,628
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,439,000	1,376,956
Ecopetrol SA, Senior Notes	8.375%	1/19/36	5,740,000	5,542,036
Ecopetrol SA, Senior Notes	5.875%	5/28/45	6,530,000	4,512,252
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	4,275,000	4,304,788 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	15,052,000	15,370,561 (b)(c)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	520,000	532,708
Energy Transfer LP, Senior Notes	3.750%	5/15/30	2,810,000	2,697,179
Energy Transfer LP, Senior Notes	5.550%	5/15/34	30,000	30,387
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,049,118
Energy Transfer LP, Senior Notes	5.350%	5/15/45	2,000,000	1,802,941
Energy Transfer LP, Senior Notes	5.400%	10/1/47	1,413,000	1,259,665
Energy Transfer LP, Senior Notes	6.250%	4/15/49	1,770,000	1,747,837
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	850,000	812,840
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	577,000	540,971
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	2,105,000	2,338,406
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	2,197,000	1,588,154
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	1,830,000	1,767,299
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	870,000	633,784
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	3,205,000	3,160,449 (c)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	1,400,000	1,281,533
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	590,877 (a)
EQT Corp., Senior Notes	5.000%	1/15/29	2,358,000	2,378,901
EQT Corp., Senior Notes	3.625%	5/15/31	3,383,000	3,138,533 (a)
Expand Energy Corp., Senior Notes	5.375%	2/1/29	920,000	921,454
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Expand Energy Corp., Senior Notes	5.375%	3/15/30	2,710,000	$2,719,523
Expand Energy Corp., Senior Notes	4.750%	2/1/32	2,690,000	2,617,520
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	1,450,000	1,028,977
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	4,060,000	4,156,395 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	7,610,000	6,610,637 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,688,536
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,551,966
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	631,777
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	226,000	260,502
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	1,140,000	1,007,350
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	970,000	873,272
MPLX LP, Senior Notes	4.800%	2/15/29	2,590,000	2,615,834
MPLX LP, Senior Notes	4.500%	4/15/38	1,340,000	1,186,182
MPLX LP, Senior Notes	4.700%	4/15/48	1,470,000	1,193,901
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	8,917,000	8,748,918
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	3,630,000	3,540,368
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	55,818
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	900,000	952,245
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	1,130,000	1,244,520
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	3,792,000	4,253,361
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	1,275,000	1,305,387
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	2,820,000	1,922,189
ONEOK Inc., Senior Notes	5.800%	11/1/30	2,410,000	2,524,124
ONEOK Inc., Senior Notes	6.050%	9/1/33	580,000	608,837
ONEOK Inc., Senior Notes	6.625%	9/1/53	1,990,000	2,069,922
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	2,032,381 (a)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	5,040,000	$5,090,022 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,610,000	1,430,680
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	6,910,000	6,140,368 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	6,280,000	4,333,832 (a)
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	2,830,000	2,396,325
Shell Finance US Inc., Senior Notes	4.000%	5/10/46	710,000	565,011
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	4,630,000	3,169,801
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	2,503,000	2,837,308
Targa Resources Corp., Senior Notes	4.950%	4/15/52	2,370,000	1,979,577
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	2,510,000	2,511,687
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	1,220,000	1,244,509
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	2,045,000	2,029,699
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	190,000	177,181
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,350,000	2,171,322 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	3,057,000	3,088,615
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	10,180,000	8,910,645 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	9,620,000	9,733,400 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	370,000	396,462 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	370,000	400,818 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	620,000	620,000 (a)(d)
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	413,000	410,747
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,935,000	$2,823,784
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	1,410,000	1,187,205
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,670,000	1,579,470
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	4,810,360
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	5,348,000	6,097,671
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	985,000	1,186,098
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	2,520,000	2,515,669
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	1,150,000	1,042,993
Total Oil, Gas & Consumable Fuels				236,997,947

Total Energy				238,519,704
Financials — 9.8%
Banks — 6.1%
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	4.980%	7/15/25	7,226,000	6,065,454 (b)(c)
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,270,000	2,146,533
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	2,030,000	1,789,692 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	8,720,000	7,974,173 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	11,641,000	11,381,136 (c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	4,810,000	4,757,424 (c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	1,360,000	1,338,893 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	6,570,000	5,221,846 (c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	2,690,000	2,235,942 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	620,000	620,100 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	6,660,000	$6,555,811 (c)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,047,154
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	1,880,000	1,593,545 (c)
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	10,000	9,743 (c)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,500,000	4,260,916 (c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	2,290,000	2,301,617 (c)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	3,110,000	3,296,202 (a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	8,880,000	9,412,525 (a)(b)(c)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	3,970,000	3,958,060 (a)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	3,510,000	3,563,883 (a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	2,829,000	2,878,091 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	8,945,000	9,483,816 (a)(c)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	4,710,000	4,730,442 (a)(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,915,000	2,412,903
Citigroup Inc., Senior Notes	4.650%	7/30/45	2,462,000	2,163,659
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,230,000	1,064,559
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,320,000	$4,714,474 (c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	6,280,000	6,151,017 (c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	7,640,000	7,489,960 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	5,260,000	5,205,356 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	670,000	668,744 (c)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	6,750,000	6,757,872
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	137,681
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	1,884,000	2,056,944
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	150,000	128,147
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	7,790,000	7,786,383
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	2,460,000	2,429,009 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	5,210,000	4,865,241 (a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	1,330,000	1,292,687 (a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	250,000	249,187 (a)(c)
Danske Bank A/S, Senior Notes (6.259% to 9/22/25 then 1 year Treasury Constant Maturity Rate + 1.180%)	6.259%	9/22/26	4,650,000	4,664,529 (a)(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	1,610,000	1,471,762 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	6,190,000	$6,063,084 (c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,150,000	3,157,344 (a)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	6,960,000	6,037,671 (c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	6,130,000	5,606,075 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	5,150,000	3,949,701 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,420,000	956,349 (c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	7,560,000	7,552,093 (c)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	410,000	374,579
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	1,860,000	1,850,066 (c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	4,620,000	4,785,496 (c)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	1,770,000	1,693,519
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	1,960,000	2,008,665
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	1,490,000	1,463,169
Truist Bank, Subordinated Notes (4.632% to 9/17/29 then 5 year Treasury Constant Maturity Rate + 1.150%)	4.632%	9/17/29	2,961,000	2,928,015 (c)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	3,230,000	3,274,034 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	3,240,000	3,364,937 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	2,350,000	$2,469,326 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	2,330,000	2,290,769
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	3,180,000	3,168,645
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	5,400,000	5,204,711 (c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	3,860,000	3,607,399 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	5,770,000	5,271,056 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	6,620,000	6,590,158 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	14,630,000	13,331,436 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	1,180,000	1,218,238 (c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	4,440,000	4,213,767
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	6,000,000	5,140,217
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	5,844,000	5,145,027
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	2,165,000	1,857,148
Total Banks				274,905,806
Capital Markets — 2.6%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	2,110,000	2,283,816 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	5,360,000	5,658,032 (a)
Credit Suisse AG AT1 Claim	—	—	61,000,000	0 *(e)(f)(g)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	7,153,000	7,071,764
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	6,020,000	5,564,859
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	4,800,000	5,134,877
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	5,434,000	4,835,518
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	7,070,000	$6,286,095 (c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	1,767,812 (c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,420,000	1,017,504 (c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,317,172 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,711,138 (c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	1,765,000	1,737,191 (c)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	304,000	333,966
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,861,000	4,370,521
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	908,000	864,652 (a)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	2,020,000	1,769,443 (c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	9,370,000	8,642,323 (c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	5,560,000	5,333,121 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	7,533,000	7,426,537 (c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	1,160,000	1,158,571 (c)
UBS AG, Senior Notes	7.500%	2/15/28	8,010,000	8,642,922
UBS AG, Senior Notes	4.500%	6/26/48	4,463,000	3,842,003
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	2,550,000	2,690,921 (a)(b)(c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	7,010,000	$7,668,758 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	2,480,000	2,874,099 (a)(b)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	1,180,000	1,155,760 (a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	4,430,000	4,457,403 (a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	3,510,000	4,341,069 (a)(c)
Total Capital Markets				114,957,847
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	1,690,000	1,689,688
Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	12,550,000	12,230,906
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	5,360,000	5,108,002
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	6,000	6,457
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	4,600,000	3,894,904
ILFC E-Capital Trust II, Ltd. GTD	6.680%	12/21/65	2,870,000	2,452,300 (a)(c)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	4,230,000	4,453,691 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	460,000	464,679 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	580,000	596,722 (a)
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	2,070,000	1,883,870
Total Financial Services				31,091,531
Insurance — 0.4%
Aon North America Inc., Senior Notes	5.450%	3/1/34	5,620,000	5,775,808
MetLife Capital Trust IV, Junior Subordinated Notes	8.252%	12/15/37	6,080,000	6,680,388 (a)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,593,000	$1,671,207
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,385,000	2,146,421 (a)
Total Insurance				16,273,824
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Blackstone Holdings Finance Co. LLC, Senior Notes	2.850%	8/5/51	3,306,000	2,006,620 (a)

Total Financials				440,925,316
Health Care — 4.0%
Biotechnology — 0.3%
AbbVie Inc., Senior Notes	5.050%	3/15/34	4,370,000	4,451,029
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	135,979
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,365,000	1,236,864
AbbVie Inc., Senior Notes	4.250%	11/21/49	4,416,000	3,640,503
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,525,000	3,158,357
Total Biotechnology				12,622,732
Health Care Equipment & Supplies — 0.5%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	345,000	300,794
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	4,440,000	4,566,691 (a)
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	3,190,000	1,951,660 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	4,170,000	4,295,215
Solventum Corp., Senior Notes	5.450%	3/13/31	3,300,000	3,428,051
Solventum Corp., Senior Notes	5.600%	3/23/34	5,160,000	5,312,623
Solventum Corp., Senior Notes	5.900%	4/30/54	3,490,000	3,491,566
Total Health Care Equipment & Supplies				23,346,600
Health Care Providers & Services — 1.3%
Centene Corp., Senior Notes	3.375%	2/15/30	1,160,000	1,069,246
Cigna Group, Senior Notes	4.375%	10/15/28	2,680,000	2,683,824
Cigna Group, Senior Notes	4.800%	8/15/38	2,482,000	2,334,884
CommonSpirit Health, Secured Notes	4.350%	11/1/42	410,000	343,673
CVS Health Corp., Senior Notes	3.875%	7/20/25	1,933,000	1,931,548
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,660,000	1,653,482
CVS Health Corp., Senior Notes	3.750%	4/1/30	520,000	498,998
CVS Health Corp., Senior Notes	2.125%	9/15/31	3,210,000	2,747,058
CVS Health Corp., Senior Notes	4.125%	4/1/40	1,673,000	1,402,463
CVS Health Corp., Senior Notes	5.125%	7/20/45	2,580,000	2,286,830
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	3,203,583	$3,249,435
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,100,000	2,978,107
Elevance Health Inc., Senior Notes	4.375%	12/1/47	2,500,000	2,045,111
HCA Inc., Senior Notes	5.500%	6/15/47	920,000	855,587
HCA Inc., Senior Notes	7.500%	11/15/95	14,760,000	16,077,025
Humana Inc., Senior Notes	3.950%	3/15/27	10,000	9,967
Humana Inc., Senior Notes	2.150%	2/3/32	3,750,000	3,151,921
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,070,000	4,538,225
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	3,560,000	3,447,339
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	2,870,000	2,307,907
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	672,711
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	4,755,000	3,353,669
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	940,633
Total Health Care Providers & Services				60,579,643
Pharmaceuticals — 1.9%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	5,510,000	5,562,290 (a)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	5,181,000	5,172,400 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	34,314 (a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	5,774,000	4,046,592 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	4,020,000	4,164,742
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	5,280,000	5,409,641
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	900,000	878,650
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	1,450,000	1,409,070
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	4,310,000	4,309,016
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,400,000	1,309,336
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	1,860,000	1,729,543
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	3,010,000	1,851,142
Pfizer Inc., Senior Notes	1.700%	5/28/30	3,680,000	3,262,476
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	5,943
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,420,000	2,489,793
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	18,770,000	18,892,211
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	2,560,000	2,902,042
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	21,910,000	15,781,039
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	5.750%	12/1/30	2,140,000	$2,179,718
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,778,000	1,897,420
Total Pharmaceuticals				83,287,378

Total Health Care				179,836,353
Industrials — 3.1%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,671,505
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	4,910,085
Boeing Co., Senior Notes	2.800%	3/1/27	10,000	9,713
Boeing Co., Senior Notes	3.200%	3/1/29	3,580,000	3,408,809
Boeing Co., Senior Notes	3.250%	2/1/35	1,094,000	922,026
Boeing Co., Senior Notes	3.550%	3/1/38	2,720,000	2,186,949
Boeing Co., Senior Notes	3.750%	2/1/50	1,280,000	904,790
Bombardier Inc., Senior Notes	7.250%	7/1/31	540,000	567,513 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	1,200,000	1,244,941 (a)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,045,000	939,402
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,028,000	1,985,566
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	510,000	476,354
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	2,230,000	2,147,877
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	5,760,000	4,575,362
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	1,570,000	1,451,408
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	10,000	9,774
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	8,320,000	7,815,357
RTX Corp., Senior Notes	4.125%	11/16/28	2,820,000	2,809,596
RTX Corp., Senior Notes	2.250%	7/1/30	4,430,000	4,005,655
RTX Corp., Senior Notes	6.000%	3/15/31	850,000	913,652
RTX Corp., Senior Notes	4.500%	6/1/42	3,629,000	3,214,560
RTX Corp., Senior Notes	3.030%	3/15/52	2,200,000	1,412,640
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	4,350,000	4,509,399 (a)
Total Aerospace & Defense				54,092,933
Air Freight & Logistics — 0.2%
DP World Ltd., Senior Notes	6.850%	7/2/37	7,340,000	8,012,641 (h)
Building Products — 0.1%
Builders FirstSource Inc., Senior Notes	6.750%	5/15/35	2,070,000	2,133,891 (a)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — continued
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	3,060,000	$3,148,571 (a)
Total Building Products				5,282,462
Commercial Services & Supplies — 0.2%
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	2,850,000	2,766,382 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	4,450,000	4,453,360 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	2,330,000	2,355,819
Total Commercial Services & Supplies				9,575,561
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	2,120,000	1,341,134
Union Pacific Corp., Senior Notes	2.891%	4/6/36	2,540,000	2,101,653
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,130,000	1,535,036
Union Pacific Corp., Senior Notes	3.750%	2/5/70	4,395,000	2,980,515
Total Ground Transportation				7,958,338
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	2,140,000	2,154,725
Siemens Funding BV, Senior Notes	4.900%	5/28/32	2,780,000	2,821,730 (a)
Siemens Funding BV, Senior Notes	5.900%	5/28/65	1,030,000	1,066,988 (a)
Total Industrial Conglomerates				6,043,443
Passenger Airlines — 0.7%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	4,100,000	4,301,552 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	8,910,000	9,040,834
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	2,685,987	2,679,851 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,488,000	1,490,882 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/12/30	7,401,079	5,310,274 (a)(i)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	9,000,000	8,742,197 (a)
Total Passenger Airlines				31,565,590
Trading Companies & Distributors — 0.4%
Air Lease Corp., Senior Notes	5.300%	2/1/28	3,360,000	3,435,319
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — continued
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	870,000	$909,135 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	870,000	912,153 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	2,430,000	2,509,466 (a)
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	3,080,000	2,831,388
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	6,840,000	7,053,907 (a)
Total Trading Companies & Distributors				17,651,368

Total Industrials				140,182,336
Information Technology — 1.5%
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	1,330,000	1,394,478 (a)
IT Services — 0.2%
Mastercard Inc., Senior Notes	3.850%	3/26/50	2,340,000	1,849,178
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	3,740,000	3,886,586 (a)
Visa Inc., Senior Notes	4.300%	12/14/45	2,480,000	2,157,347
Total IT Services				7,893,111
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,207,000	1,188,043
Broadcom Inc., Senior Notes	3.137%	11/15/35	10,210,000	8,615,605 (a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	127,728 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	145,000	140,801 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	5,930,000	6,200,383 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	2,290,000	2,329,213 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	7,465,000	6,095,761
Intel Corp., Senior Notes	3.050%	8/12/51	610,000	362,709
Micron Technology Inc., Senior Notes	5.300%	1/15/31	3,470,000	3,554,548
Micron Technology Inc., Senior Notes	5.875%	2/9/33	2,791,000	2,911,883
Micron Technology Inc., Senior Notes	6.050%	11/1/35	100,000	104,696
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	2,480,000	2,498,124
Total Semiconductors & Semiconductor Equipment				34,129,494
Software — 0.5%
Microsoft Corp., Senior Notes	2.921%	3/17/52	2,767,000	1,836,614
Oracle Corp., Senior Notes	2.950%	4/1/30	730,000	681,923
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Oracle Corp., Senior Notes	4.650%	5/6/30	4,800,000	$4,845,790
Oracle Corp., Senior Notes	2.875%	3/25/31	6,350,000	5,793,862
Oracle Corp., Senior Notes	3.600%	4/1/50	810,000	566,993
Oracle Corp., Senior Notes	5.375%	9/27/54	3,400,000	3,110,329
Synopsys Inc., Senior Notes	4.850%	4/1/30	1,720,000	1,744,420
Synopsys Inc., Senior Notes	5.000%	4/1/32	1,360,000	1,378,150
Synopsys Inc., Senior Notes	5.150%	4/1/35	1,140,000	1,149,517
Synopsys Inc., Senior Notes	5.700%	4/1/55	2,290,000	2,278,470
Total Software				23,386,068

Total Information Technology				66,803,151
Materials — 1.7%
Chemicals — 0.5%
EQUATE Petrochemical Co. KSC, Senior Notes	4.250%	11/3/26	5,290,000	5,247,015 (a)
OCP SA, Senior Notes	6.750%	5/2/34	9,390,000	9,746,426 (a)
OCP SA, Senior Notes	5.125%	6/23/51	2,310,000	1,756,795 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	3,859,000	3,245,951 (a)
Total Chemicals				19,996,187
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	640,000	648,894 (a)
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	1,290,000	1,309,489 (a)
Total Construction Materials				1,958,383
Metals & Mining — 0.9%
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	2,334,000	2,346,365
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,170,000	1,183,148
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	1,270,000	1,204,907
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	3,170,000	3,368,433 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	200,000	207,749 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,940,000	1,992,264 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,232,000	3,056,310
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	870,000	878,659 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	30,000	29,766 (a)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	5,060,000	$5,164,382 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	2,170,000	2,195,716 (a)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	7,220,000	8,295,094
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	638,981
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	9,020,000	8,984,454
Total Metals & Mining				39,546,228
Paper & Forest Products — 0.3%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	3,500,000	3,543,834 (a)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	10,050,000	9,420,927
Total Paper & Forest Products				12,964,761

Total Materials				74,465,559
Real Estate — 0.1%
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	8.375%	6/15/29	4,110,000	4,277,881
Retail REITs — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	488,671 (a)

Total Real Estate				4,766,552
Utilities — 1.2%
Electric Utilities — 1.0%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	3,100,000	2,729,565 (a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	220,000	220,140
Exelon Corp., Senior Notes	5.625%	6/15/35	2,726,000	2,805,274
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	6,522,000	6,450,937
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	5,044,000	4,292,514
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	2,780,000	2,815,675
Georgia Power Co., Senior Notes	5.200%	3/15/35	2,410,000	2,444,886
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	2,340,000	2,301,933
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	1,630,000	1,638,781 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	1,320,000	1,345,292 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	4,340,000	4,111,691
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	3,850,000	3,344,020
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,070,000	$766,281
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	2,593,835
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	5,003,988
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	890,000	931,058 (a)
Total Electric Utilities				43,795,870
Gas Utilities — 0.1%
Snam SpA, Senior Notes	5.000%	5/28/30	1,680,000	1,694,838 (a)
Snam SpA, Senior Notes	5.750%	5/28/35	3,880,000	3,965,898 (a)
Total Gas Utilities				5,660,736
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	1,337,000	1,407,996 (a)
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	880,000	846,254
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	380,000	296,615
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	2,350,000	2,683,849
Total Multi-Utilities				3,826,718

Total Utilities				54,691,320
Total Corporate Bonds & Notes (Cost — $1,754,963,131)				1,662,730,806
Mortgage-Backed Securities — 33.7%
FHLMC — 7.7%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	2/1/26- 5/1/27	27,173	27,103
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/33- 6/1/46	15,843,480	14,873,418
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40	34,488,375	28,835,475
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	1/1/41- 4/1/51	118,855,951	101,175,502
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/47	271,811	264,554
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/50	921,232	817,058
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 2/1/52	93,856,201	79,173,072
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53- 4/1/54	31,470,925	$31,712,945
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53	12,686,182	13,242,800
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/53- 9/1/53	19,504,352	20,062,564
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	22,444,596	22,027,065 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/25- 1/1/40	252,838	255,394
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33- 3/1/45	9,112,048	8,595,383
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/43- 5/1/47	28,064,213	25,135,516
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	8/1/47	160,184	151,971
Total FHLMC				346,349,820
FNMA — 18.7%
Federal National Mortgage Association (FNMA)	6.500%	2/1/29- 1/1/53	12,432,068	12,982,759
Federal National Mortgage Association (FNMA)	6.000%	5/1/29- 7/1/53	12,347,931	12,723,102
Federal National Mortgage Association (FNMA)	7.000%	8/1/29- 12/1/37	101,101	106,638
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	486	502
Federal National Mortgage Association (FNMA)	3.500%	9/1/33- 12/1/46	31,529,010	29,565,855
Federal National Mortgage Association (FNMA)	5.000%	10/1/33- 7/1/53	37,124,472	37,055,542
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 3/1/52	145,916,969	131,243,289
Federal National Mortgage Association (FNMA)	5.500%	5/1/37- 9/1/56	38,317,432	38,954,812
Federal National Mortgage Association (FNMA)	2.500%	3/1/38- 2/1/52	100,389,139	86,648,926
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 3/1/52	96,615,572	79,403,896
Federal National Mortgage Association (FNMA)	4.500%	10/1/41- 8/1/58	16,031,060	15,373,894
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	1.500%	1/1/42	743,027	$613,201
Federal National Mortgage Association (FNMA)	4.000%	4/1/42- 1/1/57	25,911,828	24,284,269
Federal National Mortgage Association (FNMA)	2.000%	7/1/55	24,800,000	19,638,037 (j)
Federal National Mortgage Association (FNMA)	2.500%	7/1/55	41,200,000	34,166,465 (j)
Federal National Mortgage Association (FNMA)	3.000%	7/1/55	56,000,000	48,465,370 (j)
Federal National Mortgage Association (FNMA)	3.500%	7/1/55	11,200,000	10,084,925 (j)
Federal National Mortgage Association (FNMA)	4.000%	7/1/55	38,000,000	35,338,525 (j)
Federal National Mortgage Association (FNMA)	4.500%	7/1/55	84,300,000	80,646,088 (j)
Federal National Mortgage Association (FNMA)	5.000%	7/1/55	37,800,000	37,049,086 (j)
Federal National Mortgage Association (FNMA)	5.500%	7/1/55	43,100,000	43,096,874 (j)
Federal National Mortgage Association (FNMA)	6.000%	7/1/55	57,900,000	58,842,559 (j)
Federal National Mortgage Association (FNMA)	6.500%	7/1/55	9,000,000	9,293,696 (j)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.828%)	6.335%	11/1/35	5,686	5,812 (c)
Total FNMA				845,584,122
GNMA — 7.3%
Government National Mortgage Association (GNMA)	6.500%	4/15/28- 1/15/39	667,451	690,472
Government National Mortgage Association (GNMA)	7.000%	8/15/28- 7/15/31	10,096	10,487
Government National Mortgage Association (GNMA)	6.000%	1/15/29- 2/15/37	2,076,629	2,138,033
Government National Mortgage Association (GNMA)	7.500%	12/15/30- 9/15/31	3,562	3,574
Government National Mortgage Association (GNMA)	8.000%	12/15/30	5,294	5,309
Government National Mortgage Association (GNMA)	5.500%	7/15/33- 6/15/36	1,731,508	1,793,287
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	19,764,134	$17,896,513
Government National Mortgage Association (GNMA)	4.000%	4/15/47- 3/15/50	16,761,254	16,155,086
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	6,627,073	6,107,059
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 5/20/53	18,852,659	18,677,458
Government National Mortgage Association (GNMA) II	4.500%	7/20/41- 9/20/52	22,667,578	21,860,221
Government National Mortgage Association (GNMA) II	3.500%	10/20/45- 6/20/52	24,930,398	22,574,591
Government National Mortgage Association (GNMA) II	4.000%	10/20/49- 2/20/50	4,977,994	4,649,468
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	29,726,601	26,033,911
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 8/20/51	30,218,378	25,517,652
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	20,417,593	16,277,189
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	18,540,237	18,663,038
Government National Mortgage Association (GNMA) II	6.000%	7/20/53- 9/20/53	32,259,411	33,135,789
Government National Mortgage Association (GNMA) II	2.000%	7/20/55	6,100,000	4,969,480 (j)
Government National Mortgage Association (GNMA) II	2.500%	7/20/55	400,000	339,901 (j)
Government National Mortgage Association (GNMA) II	3.000%	7/20/55	16,500,000	14,597,085 (j)
Government National Mortgage Association (GNMA) II	3.500%	7/20/55	12,300,000	11,183,995 (j)
Government National Mortgage Association (GNMA) II	4.000%	7/20/55	6,000,000	5,579,597 (j)
Government National Mortgage Association (GNMA) II	4.500%	7/20/55	11,400,000	10,914,023 (j)
Government National Mortgage Association (GNMA) II	5.000%	7/20/55	23,200,000	22,793,065 (j)
Government National Mortgage Association (GNMA) II	5.500%	7/20/55	23,300,000	23,337,858 (j)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	6.500%	7/20/55	2,700,000	$2,772,474 (j)
Total GNMA				328,676,615

Total Mortgage-Backed Securities (Cost — $1,606,094,692)				1,520,610,557
Collateralized Mortgage Obligations(k) — 16.8%
245 Park Avenue Trust, 2017-245P A	3.508%	6/5/37	9,410,000	9,148,737 (a)
280 Park Avenue Mortgage Trust, 2017- 280P E (1 mo. Term SOFR + 2.419%)	6.731%	9/15/34	880,000	848,317 (a)(c)
280 Park Avenue Mortgage Trust, 2017- 280P F (1 mo. Term SOFR + 3.127%)	7.439%	9/15/34	1,780,000	1,710,841 (a)(c)
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	2,327,681	1,900,481
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	10.865%	7/25/36	4,367,243	3,890,349 (c)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. Term SOFR + 27.942%)	10.665%	8/25/36	2,362,131	1,180,190 (c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.514%)	4.832%	7/20/46	185,909	157,911 (c)
Angel Oak Mortgage Trust I LLC, 2019-2 B1	5.016%	3/25/49	6,962,588	6,961,513 (a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. Term SOFR + 0.374%)	4.694%	4/29/37	2,397,878	2,391,335 (a)(c)
BANK5, 2023-5YR1 A2	5.779%	4/15/56	4,500,000	4,616,050
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	6,101,322	4,801,442 (a)(c)
Bear Stearns Asset Backed Securities Trust, 2004-AC6 A1	5.750%	11/25/34	1,239,535	1,105,431
Bear Stearns Asset Backed Securities Trust, 2006-AC4 A2 (-4.333 x 1 mo. Term SOFR + 35.754%)	17.039%	7/25/36	1,136,050	1,360,965 (c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. Term SOFR + 0.454%)	4.774%	3/25/37	6,870,165	6,548,616 (c)
Benchmark Mortgage Trust, 2019-B12 WMA	4.388%	8/15/52	4,000,000	3,666,142 (a)(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,500,000	11,104,375 (c)
Benchmark Mortgage Trust, 2023-V2 A3	5.812%	5/15/55	4,400,000	4,542,332 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
BHMS Mortgage Trust, 2018-MZB (1 mo. Term SOFR + 6.934%)	11.245%	7/15/25	12,920,000	$12,884,168 (a)(c)
BIG Commercial Mortgage Trust, 2022- BIG F (1 mo. Term SOFR + 5.436%)	9.747%	2/15/39	8,160,000	8,147,683 (a)(c)
BX Commercial Mortgage Trust, 2021- XL2 J (1 mo. Term SOFR + 4.004%)	8.316%	10/15/38	3,500,000	3,481,879 (a)(c)
BX Commercial Mortgage Trust, 2022- LP2 G (1 mo. Term SOFR + 4.106%)	8.418%	2/15/39	9,254,000	9,247,903 (a)(c)
BX Commercial Mortgage Trust, 2024- BIO2 D	7.970%	8/13/41	2,950,000	2,938,197 (a)(c)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	6.763%	8/15/39	7,000,396	7,006,959 (a)(c)
CD Mortgage Trust, 2017-CD3 A4	3.631%	2/10/50	4,000,000	3,853,265
Chevy Chase Funding LLC Mortgage- Backed Certificates Series, 2005-4A A1 (1 mo. Term SOFR + 0.314%)	4.634%	10/25/36	175,353	167,588 (a)(c)
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	8,618,343 (c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.059%	8/25/35	22,027	18,244 (c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	6,828,850 (c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	10,440,000	8,923,321 (a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	6,435,000	5,964,843 (a)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	9.794%	7/15/32	8,456,000	8,217,605 (a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	8.256%	1/9/28	33,000,000	21,907,380 (a)(c)
DTP Commercial Mortgage Trust, 2023- STE2 A	6.038%	1/15/41	3,110,000	3,189,727 (a)(c)
Extended Stay America Trust, 2021-ESH A (1 mo. Term SOFR + 1.194%)	5.506%	7/15/38	3,902,661	3,906,099 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR02 BX, IO	1.666%	8/27/28	15,503,008	670,402 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR07 AX, IO	2.468%	9/27/28	34,072,000	2,182,083 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020-ML07 XUS, IO	2.016%	10/25/36	32,329,556	4,130,424 (a)(c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	23,500,000	$851,514 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K095 XAM, IO	1.376%	6/25/29	6,300,000	283,479 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K101 X1, IO	0.941%	10/25/29	27,153,005	820,757 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.500%	1/25/30	16,296,000	912,143 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K106 X1, IO	1.438%	1/25/30	34,885,031	1,772,693 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K123 X1, IO	0.857%	12/25/30	35,572,685	1,200,710 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K133 X1, IO	0.441%	9/25/31	97,711,663	1,811,613 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K137 X1, IO	0.295%	11/25/31	28,869,774	290,444 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K146 X1, IO	0.352%	6/25/32	106,804,837	1,688,488 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K147 X1, IO	0.489%	6/25/32	28,565,629	673,418 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K159 X1, IO	0.271%	11/25/33	20,867,246	182,019 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K737 X1, IO	0.725%	10/25/26	37,704,820	251,710 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K742 X1, IO	0.857%	3/25/28	20,168,308	238,226 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K743 X1, IO	1.012%	5/25/28	74,657,314	1,690,809 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K-1518 X1, IO	0.949%	10/25/35	40,110,601	$2,395,072 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.577%	2/25/36	12,880,320	442,610 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.343%	6/25/27	11,246,355	159,281 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	3,641,619	3,733,900
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO, Step bond (4.650% to 6/1/26 then 5.650%)	4.650%	1/15/38	227,258	2,298
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	881,957	893,567
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	2.072%	12/15/41	1,623,758	201,415 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.632%	8/15/39	1,115,769	113,744 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	534,694	15,752
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	10,626,149	9,559,256
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4992 PI, IO, PAC	2.500%	7/25/50	9,167,375	1,181,476
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5063 AI, IO	2.000%	1/25/51	18,608,868	2,586,091
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	7,460,518	1,268,300
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	8,571,589	1,772,599
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5179 GI, IO	2.500%	1/25/52	18,460,376	3,109,316
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IN, IO	3.000%	7/25/51	17,302,935	3,569,367
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	3,741,544	767,634
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5261 IB, IO	3.000%	1/25/50	8,104,557	$1,349,475
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	15,999,628	3,426,733
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	23,549,938	4,070,197
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.605%	12/25/54	4,992,739	4,996,535 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.605%	12/25/54	4,450,003	4,441,667 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	7.705%	8/25/33	10,010,000	11,153,293 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.355%	1/25/34	13,330,000	14,242,733 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.805%	6/25/42	16,500,000	17,550,408 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M2 (30 Day Average SOFR + 6.750%)	11.055%	6/25/42	7,600,000	8,365,527 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M1B (30 Day Average SOFR + 3.700%)	8.005%	9/25/42	5,000,000	5,270,830 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 B1 (30 Day Average SOFR + 7.600%)	11.906%	4/25/43	5,000,000	5,674,103 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	2,966,619	2,953,307 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	8,723,462	7,375,351
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	64,306	$1,532
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.682%	8/15/44	3,169,686	336,616 (c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	3,568,024	908,107
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	645,880	173,538
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	5,951,204	602,106
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C9, IO	2.000%	3/25/52	3,773,154	515,944
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.520%	7/25/39	3,284,373	3,369,727 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2020-R02 2B1 (30 Day Average SOFR + 3.114%)	7.420%	1/25/40	2,450,000	2,508,515 (a)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,520,913	4,379,652
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	2,979,784	2,666,406
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	2.060%	4/25/40	758,526	89,239 (c)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	366,969	378,248
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	1,342,450	1,415,192
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	1,980,767	2,137,089
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	95,592	87,004
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	57,199	51,983
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	1,976	4
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	8,342,517	7,610,969
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.730%	12/25/42	916,227	$113,177 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.730%	12/25/42	2,928,141	346,752 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	1,883,018	328,155
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.730%	6/25/43	2,098,106	243,360 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.530%	12/25/43	4,672,919	516,865 (c)
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	9,089,317	8,053,697
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	8,640,012	7,452,025
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	1.580%	11/25/45	7,191,064	813,684 (c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.680%	9/25/46	2,760,068	212,620 (c)
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	7,977,047	1,605,930
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	11,672,197	1,740,257
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	34,524,258	5,415,030
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	3,998,770	884,482
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	7,134,594	5,917,649
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	7,174,883	1,305,306
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	201,245	34,161
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal National Mortgage Association (FNMA) STRIPS, 427 C73, IO	3.000%	12/25/48	43,975,672	$7,290,040
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	2,889,660	370,516
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. Term SOFR + 0.444%)	4.764%	6/25/37	6,398,283	1,388,537 (c)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	674,109,757	2,349,610 (a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. Term SOFR + 6.876%)	2.558%	4/20/36	237,470	13,554 (c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. Term SOFR + 6.466%)	2.148%	8/20/37	961,971	13,063 (c)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	17,042,905	17,527,336
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.681%	1/16/54	16,687,182	304,631 (c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.064%	10/16/48	19,002,198	30,172 (c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.566%	11/16/47	6,674,922	127,003 (c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.322%	11/20/42	679,436	33,926 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	227,522	217,869 (c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	33,789	132
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	249,856	50,023
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	1.718%	2/20/46	9,594,242	1,204,021 (c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	1,812,040	415,803
Government National Mortgage Association (GNMA), 2016-113 IO, IO	1.164%	2/16/58	9,851,146	463,929 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.674%	10/16/46	4,214,449	$561,287 (c)
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.767%	8/15/58	14,193,721	471,697 (c)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.558%	12/16/58	26,256,858	784,723 (c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.444%	8/16/58	11,712,878	226,850 (c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.701%	2/16/57	13,649,106	519,144 (c)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.524%	11/16/56	25,191,010	733,927 (c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,674,754	141,237 (c)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	1,600,533	289,750
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.503%	4/16/57	27,626,539	704,156 (c)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.519%	12/16/59	14,111,129	466,153 (c)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.652%	9/16/59	10,435,437	393,064 (c)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	2.285%	5/20/67	13,762,233	487,140 (c)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.333%	7/20/67	16,525,249	947,118 (c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.947%	9/20/67	11,375,058	342,508 (c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.486%	10/20/67	5,678,020	173,548 (c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.936%	11/20/67	1,271,082	45,674 (c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	2,523,953	2,255,891
Government National Mortgage Association (GNMA), 2018-H17 DI, IO	1.982%	9/20/68	28,047,159	1,129,644 (c)
Government National Mortgage Association (GNMA), 2019-H16 ID, IO	1.434%	10/20/69	17,572,326	1,016,178 (c)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.884%	6/16/62	20,607,126	1,092,555 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Government National Mortgage Association (GNMA), 2020-155 IO, IO	1.271%	9/16/60	19,022,447	$1,723,371 (c)
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	24,132,403	18,669,797
Government National Mortgage Association (GNMA), 2021-63 IO, IO	0.815%	4/16/61	22,578,045	1,337,478 (c)
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.875%	11/16/63	10,976,235	742,310 (c)
Government National Mortgage Association (GNMA), 2021-134 HI, IO	1.432%	6/16/61	26,073,742	2,550,468 (c)
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	4,546,377	444,288
Government National Mortgage Association (GNMA), 2021-191 NI, IO	3.000%	10/20/51	1,454,495	286,870
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.965%	10/16/61	2,745,991	202,555 (c)
Government National Mortgage Association (GNMA), 2022-4 Z	1.900%	3/16/64	2,576,571	1,052,836
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	9,189,067	1,655,819
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	35,299,726	26,571,177
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. Term SOFR + 0.754%)	5.074%	10/25/45	606,733	592,430 (c)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. Term SOFR + 0.574%)	4.894%	4/25/36	62,015	62,170 (c)
GS Mortgage Securities Corp. II, 2024- 70P E	9.263%	3/10/41	8,125,000	8,504,293 (a)(c)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	9.059%	11/15/32	10,448,000	10,371,212 (a)(c)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	6.159%	9/15/31	15,264,055	11,493,834 (a)(c)
GS Mortgage Securities Trust, 2015- GC30 B	4.152%	5/10/50	11,340,000	10,787,995 (c)
GS Mortgage Securities Trust, 2017- GS8 A4	3.469%	11/10/50	4,690,000	4,560,568
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	10,245,998	$9,362,598 (a)(c)
GSR Mortgage Loan Trust, 2005-AR7 1A1	6.916%	11/25/35	501,870	261,830 (c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. Term SOFR + 0.594%)	4.912%	6/19/35	960,646	938,467 (c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (Enterprise 11th District COFI Replacement Index + 1.850%)	4.787%	6/19/45	1,761,636	805,187 (c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	4.612%	11/19/46	75,369	55,366 (c)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	6,656,775	6,660,881 (a)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	4.056%	8/25/35	98,063	45,446 (c)
IndyMac INDX Mortgage Loan Trust, 2005-AR18 1A1 (1 mo. Term SOFR + 0.734%)	5.054%	10/25/36	35,235,540	14,682,107 (c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	8.193%	5/15/28	10,175,200	8,435,241 (a)(c)
JPMorgan Mortgage Trust, 2022-LTV1 A3	3.513%	7/25/52	10,720,436	9,351,140 (a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	4.527%	9/27/36	8,256,305	7,747,192 (a)(c)
Legacy Mortgage Asset Trust, 2021- GS1 A1	5.892%	10/25/66	8,930,320	8,936,349 (a)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	6.837%	7/25/34	26,182	25,708 (c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	4.644%	4/25/46	59,261	54,452 (c)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	4.784%	5/25/35	1,550,487	757,854 (a)(c)
MF1 LLC Trust, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	6.953%	9/17/37	12,382,232	12,429,737 (a)(c)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. Term SOFR + 2.215%)	6.527%	4/15/38	127,200	127,551 (a)(c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.601%	7/25/35	443,198	$395,908 (c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	4.783%	4/16/36	16,480,629	16,183,734 (a)(c)
Multifamily Trust, 2016-1 B	0.000%	4/25/46	1,133,189	1,125,253 (a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	41,488	19,194
NRTH Mortgage Trust, 2024-PARK A (1 mo. Term SOFR + 1.641%)	5.953%	3/15/39	3,540,000	3,547,024 (a)(c)
NYMT Loan Trust, 2022-SP1 A1, Step bond (5.250% to 7/1/25, 8.250% to 7/1/26 then 9.250%)	5.250%	7/25/62	17,081,667	17,524,099 (a)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	6.144%	9/17/39	6,046,039	6,065,664 (a)(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	14,679,919	12,591,563 (a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	10,557,102	8,764,691 (a)(c)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	303,442	100,646
RBSSP Resecuritization Trust, 2009-12 9A2	4.654%	3/25/36	3,462,184	2,336,822 (a)(c)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	1.503%	7/25/36	4,232,785	170,841 (a)(c)
SCOTT Trust, 2023-SFS A	5.910%	3/10/40	9,300,000	9,545,306 (a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	7.296%	1/15/27	15,000,000	13,447,105 (a)(c)
Soho Trust, 2021-SOHO B	2.786%	8/10/38	6,280,000	4,754,971 (a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	5.967%	7/25/34	298	293 (c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	4.794%	7/25/46	60,275	52,778 (c)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. Term SOFR + 0.464%)	4.784%	4/25/36	15,437,356	3,634,032 (c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	4,740,000	4,638,417
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	4,700,000	4,563,752
UBS Commercial Mortgage Trust, 2018- C11 A3	4.312%	6/15/51	2,992,255	2,983,213
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
VLS Commercial Mortgage Trust, 2020- LAB A	2.130%	10/10/42	17,345,000	$14,761,015 (a)
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.301%	11/15/50	28,820,149	610,327 (c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	4,630,000	4,575,267
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.569%	12/15/39	10,000,000	7,341,581 (a)(c)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	2,500,000	2,556,896

Total Collateralized Mortgage Obligations (Cost — $818,399,113)				754,904,249
			Face Amount†/ Units
Asset-Backed Securities — 7.4%
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	5.484%	4/17/38	11,560,000	11,537,063 (a)(c)
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	5.769%	4/19/37	7,270,000	7,310,382 (a)(c)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1 (1 mo. Term SOFR + 0.614%)	2.744%	9/25/34	267,544	265,651 (c)
BlueMountain CLO Ltd., 2021-31A A1 (3 mo. Term SOFR + 1.412%)	5.681%	4/19/34	970,000	971,112 (a)(c)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	5.601%	4/20/34	4,700,000	4,707,454 (a)(c)
CLI Funding LLC, 2024-1A A	5.630%	7/20/49	7,618,000	7,696,738 (a)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	5.834%	12/28/48	9,220,531	9,221,433 (a)(c)
College Ave Student Loans LLC, 2024-B A1A	5.690%	8/25/54	5,586,219	5,740,726 (a)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	4,166,775	3,784,360 (c)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	7,633,150	6,676,784 (a)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	5.789%	4/20/37	10,000,000	10,064,240 (a)(c)
Fortress Credit BSL Ltd., 2025-1A A (3 mo. Term SOFR + 1.270%)	5.563%	4/20/38	6,390,000	6,360,136 (a)(c)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. Term SOFR + 0.614%)	4.934%	10/25/34	542,179	517,979 (a)(c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. Term SOFR + 0.514%)	4.834%	10/25/46	3,360,053	$3,147,401 (a)(c)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	5.760%	7/30/37	10,000,000	10,052,197 (a)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	6,079,351	5,414,168 (a)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	6,046,932	5,996,807 (a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	5.661%	1/21/35	9,910,000	9,919,932 (a)(c)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	10,908,348	9,200,384 (a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	2,352,749	1,966,749 (a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. Term SOFR + 0.434%)	4.754%	10/25/36	2,948,292	916,592 (c)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	7,379,370	6,885,312 (a)
M&T Equipment Notes, 2024-1A A4	4.940%	8/18/31	9,460,000	9,628,227 (a)
Magnetite Ltd., 2021-29A BR (3 mo. Term SOFR + 1.750%)	6.006%	7/15/37	4,840,000	4,855,592 (a)(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.060%	2/26/29	8,737,102	7,899,319 (a)(c)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. Term SOFR + 0.484%)	4.804%	6/25/33	3,256,331	3,205,177 (c)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. Term SOFR + 0.424%)	4.744%	5/25/32	669,315	666,770 (c)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	5,325,732	5,199,139 (a)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	6.075%	11/16/36	25,000,000	25,052,135 (a)(c)
Option One Mortgage Loan Trust, 2007- FXD2 1A1	5.820%	3/25/37	12,421,084	11,248,426
Origen Manufactured Housing Contract Trust, 2007-A A2	6.553%	4/15/37	2,449,813	2,286,119 (c)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.419%	4/20/38	9,460,000	9,466,402 (a)(c)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	6.099%	1/20/37	24,500,000	24,594,847 (a)(c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. Term SOFR + 1.354%)	5.674%	3/25/34	3,243,550	$2,955,942 (c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,327,373	6,350,973
Sagard-Halseypoint CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.390%)	5.704%	1/30/38	2,190,000	2,203,564 (a)(c)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	14,060,000	14,397,041 (a)
Silver Point CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.210%)	5.432%	4/15/38	9,410,000	9,397,569 (a)(c)
SMB Private Education Loan Trust, 2015-C R	26.303%	9/18/46	24,595	6,596,383 (a)(l)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	5,693,211	5,365,050 (a)
Store Master Funding, 2023-1A A1	6.190%	6/20/53	6,392,708	6,442,512 (a)
Store Master Funding, 2024-1A A2	5.700%	5/20/54	10,458,633	10,748,474 (a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.654%	2/25/36	1,071,314	20,000 (a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.415%	5/25/31	2,617,550	1,914,603 (a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,157,072	2,044,869 (a)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	5,313,946	4,711,056 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	5.482%	4/20/38	8,200,000	8,190,948 (a)(c)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	9,751,734	9,513,269 (a)
Ziply Fiber Issuer LLC, 2024-1A A2	6.640%	4/20/54	10,000,000	10,278,380 (a)

Total Asset-Backed Securities (Cost — $373,988,148)				333,586,386
			Face Amount†
U.S. Government & Agency Obligations — 6.1%
U.S. Government Obligations — 6.1%
U.S. Treasury Bonds	4.750%	2/15/41	31,090,000	31,504,129
U.S. Treasury Bonds	4.750%	11/15/43	940,000	939,302 (m)
U.S. Treasury Bonds	3.625%	2/15/44	33,156,000	28,396,301 (m)(n)
U.S. Treasury Bonds	5.000%	5/15/45	440,000	452,066
U.S. Treasury Bonds	2.875%	8/15/45	52,040,000	38,926,326 (n)
U.S. Treasury Bonds	3.000%	2/15/49	26,870,000	19,806,129
U.S. Treasury Bonds	2.000%	2/15/50	2,000,000	1,175,156
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Bonds	4.750%	11/15/53	13,156,000	$13,040,885
U.S. Treasury Bonds	4.250%	2/15/54	6,490,000	5,922,125
U.S. Treasury Bonds	4.250%	8/15/54	12,420,000	11,345,864
U.S. Treasury Bonds	4.500%	11/15/54	2,350,000	2,240,211
U.S. Treasury Bonds	4.625%	2/15/55	460,000	447,925
U.S. Treasury Notes	3.875%	5/31/27	2,160,000	2,165,231
U.S. Treasury Notes	4.125%	5/31/32	1,110,000	1,119,626
U.S. Treasury Notes	4.000%	6/30/32	68,140,000	68,198,558
U.S. Treasury Notes	4.250%	5/15/35	2,370,000	2,373,888
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	46,941,140 (o)

Total U.S. Government & Agency Obligations (Cost — $336,339,934)				274,994,862
Sovereign Bonds — 3.7%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	4,395,513	3,516,411
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	120,000	81,026
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	13,222,838	9,536,972 (a)
Total Argentina				13,134,409
Bahamas — 0.0%††
Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	1,610,000	1,637,370 (a)
Brazil — 1.9%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	77,209,000 BRL	13,231,777
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	140,000,000 BRL	24,450,590
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	245,741,000 BRL	38,468,410
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	7,580,000	7,523,607
Total Brazil				83,674,384
Egypt — 0.2%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	8,390,000	7,694,761 (h)
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	7,670,000	7,312,579 (a)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Peru — 0.1%
Peruvian Government International Bond, Senior Notes	5.375%	2/8/35	5,770,000	$5,773,866
Supranational — 0.9%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	3,547,000,000 INR	42,700,271
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	1,693,812	647,879 (h)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	1,244,687	640,372 (h)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	1,431,391	667,508 (h)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	2,904,271	1,469,775 (h)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	402,826	191,035 (h)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	4,148,959	2,024,425 (h)
Total Ukraine				5,640,994
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1	1

Total Sovereign Bonds (Cost — $163,105,201)				167,568,635
Senior Loans — 2.5%
Communication Services — 0.3%
Entertainment — 0.1%
UFC Holdings LLC, Term Loan B4 (3 mo. Term SOFR + 2.250%)	6.571%	11/21/31	3,720,652	3,738,771 (c)(p)(q)
Media — 0.2%
Nexstar Media Inc., Term Loan B	—	6/24/32	7,810,000	7,805,119 (r)

Total Communication Services				11,543,890
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 0.4%
Automobile Components — 0.0%††
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.827%	5/6/30	1,328,674	$1,326,602 (c)(p)(q)
Automobiles — 0.1%
Belron Finance US LLC, 2031 Dollar Incremental Term Loan (3 mo. Term SOFR + 2.750%)	7.049%	10/16/31	3,720,628	3,742,115 (c)(p)(q)
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan B5	—	7/1/31	2,483,760	2,500,214 (r)
Hotels, Restaurants & Leisure — 0.2%
Alterra Mountain Co., Term Loan B6 (1 mo. Term SOFR + 2.750%)	7.077%	8/17/28	13,218	13,300 (c)(f)(p)(q)
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.577%	2/6/31	176,874	176,985 (c)(p)(q)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 2.250%)	6.577%	2/6/30	2,482,408	2,484,271 (c)(p)(q)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	6.046%	11/30/30	1,373,015	1,371,299 (c)(p)(q)
Four Seasons Hotels Ltd., 2024 Term Loan B2 (1 mo. Term SOFR + 1.750%)	6.077%	11/30/29	2,486,231	2,503,945 (c)(p)(q)
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	6.327%	7/18/31	2,036,995	2,039,124 (c)(p)(q)
Scientific Games International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.564%	4/14/29	2,561,337	2,566,780 (c)(p)(q)
Total Hotels, Restaurants & Leisure				11,155,704
Specialty Retail — 0.0%††
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.577%	6/11/31	1,657,622	1,625,331 (c)(p)(q)

Total Consumer Discretionary				20,349,966
Consumer Staples — 0.1%
Beverages — 0.1%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.546%	3/31/28	2,551,136	2,563,177 (c)(p)(q)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 0.7%
Capital Markets — 0.2%
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	7.296%	3/5/29	4,441	$4,450 (c)(p)(q)
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.750%)	7.077%	9/15/31	4,967,519	4,962,576 (c)(p)(q)
GIP Pilot Acquisition Partners LP, Amendment No. 2 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	6.277%	10/4/30	2,447,939	2,459,151 (c)(p)(q)
Total Capital Markets				7,426,177
Financial Services — 0.4%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.296%	1/31/31	1,296,476	1,301,337 (c)(p)(q)
Citadel Securities LP, 2024 Term Loan Facility (1 mo. Term SOFR + 2.000%)	6.327%	10/31/31	5,577,123	5,606,068 (c)(p)(q)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.046%	4/9/27	1,551,647	1,511,351 (c)(p)(q)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	6.333%	12/15/31	4,966,997	4,966,476 (c)(p)(q)
TransUnion Intermediate Holdings Inc., 2024 Refinancing Term Loan B8 (1 mo. Term SOFR + 1.750%)	6.077%	6/24/31	3,759,985	3,768,972 (c)(p)(q)
Total Financial Services				17,154,204
Insurance — 0.1%
AmWINS Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.577%	1/30/32	2,483,759	2,487,410 (c)(p)(q)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	8.677%	8/21/28	3,883,687	3,847,957 (c)(p)(q)
Asurion LLC, New Term Loan B12 (1 mo. Term SOFR + 4.250%)	8.577%	9/19/30	253,261	247,305 (c)(p)(q)
Total Insurance				6,582,672
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Starwood Property Mortgage LLC, Term Loan B (1 mo. Term SOFR + 2.250%)	6.577%	11/18/27	2,483,744	2,489,183 (c)(p)(q)

Total Financials				33,652,236
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 0.3%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.577%	10/23/28	3,720,628	$3,729,093 (c)(p)(q)
Health Care Providers & Services — 0.1%
DaVita Inc., 2019 Extended Term Loan B1 (1 mo. Term SOFR + 2.000%)	6.327%	5/9/31	1,785,502	1,797,117 (c)(p)(q)
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.827%	2/21/31	340	341 (c)(p)(q)
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	6.327%	5/30/31	3,769,535	3,790,758 (c)(p)(q)
Total Health Care Providers & Services				5,588,216
Health Care Technology — 0.1%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.074%	5/1/31	2,590,916	2,582,016 (c)(p)(q)
Pharmaceuticals — 0.0%††
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.396%	10/1/27	408,353	394,367 (c)(p)(q)
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	6.577%	5/5/28	17,237	17,331 (c)(p)(q)
Total Pharmaceuticals				411,698

Total Health Care				12,311,023
Industrials — 0.4%
Commercial Services & Supplies — 0.1%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	6.441%	7/30/29	1,178,120	1,186,408 (c)(p)(q)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.177%	5/12/28	2,521,249	2,536,112 (c)(p)(q)
APi Group DE Inc., 2021 Incremental Term Loan B (1 mo. Term SOFR + 1.750%)	6.077%	1/3/29	1,070,981	1,072,432 (c)(p)(q)
Total Commercial Services & Supplies				4,794,952
Machinery — 0.2%
Chart Industries Inc., 2024 Term Loan B (3 mo. Term SOFR + 2.500%)	6.788%	3/15/30	3,730,000	3,746,319 (c)(p)(q)
Terex Corp., USD Term Loan	—	10/8/31	2,483,775	2,501,112 (r)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Machinery — continued
Vertiv Group Corp., Term Loan B3 (1 mo. Term SOFR + 1.750%)	6.074%	3/2/27	2,483,743	$2,489,245 (c)(p)(q)
Total Machinery				8,736,676
Passenger Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.022%	10/20/27	4,527,273	4,562,087 (c)(p)(q)

Total Industrials				18,093,715
Information Technology — 0.0%††
Electronic Equipment, Instruments & Components — 0.0%††
Coherent Corp., Term Loan B2 (1 mo. Term SOFR + 2.000%)	6.327%	7/2/29	54,365	54,513 (c)(p)(q)

Real Estate — 0.1%
Specialized REITs — 0.1%
Iron Mountain Information Management LLC, Amendment No. 1 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	6.327%	1/31/31	3,720,557	3,722,101 (c)(p)(q)

Utilities — 0.2%
Electric Utilities — 0.1%
Alpha Generation LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)	6.327%	9/30/31	3,720,628	3,719,995 (c)(p)(q)
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	6.327%	7/31/30	4,980,000	4,986,225 (c)(p)(q)
Lightning Power LLC, Initial Term Loan B (3 mo. Term SOFR + 2.250%)	6.546%	8/18/31	2,483,744	2,491,158 (c)(p)(q)
Total Independent Power and Renewable Electricity Producers				7,477,383

Total Utilities				11,197,378
Total Senior Loans (Cost — $112,541,548)				113,487,999
U.S. Treasury Inflation Protected Securities — 0.7%
U.S. Treasury Notes, Inflation Indexed (Cost — $32,597,275)	1.875%	7/15/34	31,856,426	31,899,342
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.2%
3-Month SOFR Futures, Call @ $95.938	9/12/25	3,301	8,252,500	1,155,350
3-Month SOFR Futures, Call @ $96.000	9/12/25	2,434	6,085,000	684,563
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
3-Month SOFR Futures, Call @ $96.063		9/12/25	1,450	3,625,000	$335,313
3-Month SOFR Futures, Call @ $96.750		6/12/26	2,779	6,947,500	2,796,369
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $112.000		7/11/25	2,967	2,967,000	1,529,859
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $111.000		7/11/25	2,967	2,967,000	278,156

Total Exchange-Traded Purchased Options (Cost — $6,239,918)					6,779,610
	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Swiss Franc, Call @ 0.836CHF (Cost — $257,280)	Bank of America N.A.	7/11/25	30,731,000	30,731,000	218

Total Purchased Options (Cost — $6,497,198)					6,779,828
				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				1,685	8,408 *(e)(s)
Spirit Aviation Holdings Inc.				290,376	1,448,976 *

Total Common Stocks (Cost — $4,078,435)					1,457,384
			Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $2,511,486)			3/12/30	206,310	1,029,487 *(a)(e)(s)
Total Investments before Short-Term Investments (Cost — $5,211,116,161)					4,869,049,535
		Rate		Shares
Short-Term Investments — 2.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $130,523,010)		4.301%		130,523,010	130,523,010 (t)(u)
Total Investments — 110.9% (Cost — $5,341,639,171)					4,999,572,545
Liabilities in Excess of Other Assets — (10.9)%					(491,804,863)
Total Net Assets — 100.0%					$4,507,767,682

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(j)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2025, the Fund held TBA securities with a total cost of $466,738,555.
(k)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Rate shown is the current yield based on income received over the trailing twelve months.
(m)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(n)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(o)	All or a portion of this security is held at the broker as collateral for OTC derivatives.
(p)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(q)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(r)	All or a portion of this loan has not settled as of June 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(s)	Restricted security (Note 9).
(t)	Rate shown is one-day yield as of the end of the reporting period.
(u)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2025, the total market value of investments in Affiliated
Companies was $130,523,010 and the cost was $130,523,010 (Note 8).

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CD	—	Certificate of Deposit
CDO	—	Collateralized Debt Obligation
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At June 30, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/12/25	$97.250	2,317	$5,792,500	$(72,406)
3-Month SOFR Futures, Call	9/11/26	97.500	2,872	7,180,000	(1,651,400)
SOFR 1-Year Mid-Curve Futures, Call	9/12/25	97.000	2,317	5,792,500	(1,042,650)
U.S. Treasury 5-Year Notes Futures, Call	7/25/25	108.000	1,232	1,232,000	(1,366,750)
U.S. Treasury 5-Year Notes Futures, Put	7/25/25	107.500	473	473,000	(22,172)
U.S. Treasury 5-Year Notes Futures, Put	7/25/25	108.000	1,232	1,232,000	(134,750)
U.S. Treasury 10-Year Notes Futures, Call	7/25/25	110.500	985	985,000	(1,754,531)
U.S. Treasury 10-Year Notes Futures, Call	7/25/25	112.000	473	473,000	(354,750)
U.S. Treasury 10-Year Notes Futures, Call	8/22/25	111.500	989	989,000	(1,344,422)
U.S. Treasury 10-Year Notes Futures, Put	7/25/25	110.500	985	985,000	(153,906)
U.S. Treasury 10-Year Notes Futures, Put	8/22/25	111.500	989	989,000	(726,297)
U.S. Treasury Long-Term Bonds Futures, Call	7/25/25	112.000	99	99,000	(371,250)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury Long-Term Bonds Futures, Put	7/25/25	$106.000	472	$472,000	$(14,750)
U.S. Treasury Long-Term Bonds Futures, Put	7/25/25	112.000	99	99,000	(29,391)
Total Exchange-Traded Written Options (Premiums received — $9,881,220)					(9,039,425)

OTC Written Options
	Counterparty
U.S. Dollar/Swiss Franc, Call (Premiums received — $108,296)	Bank of America N.A.	7/11/25	0.859 CHF	30,731,000	30,731,000	(11)
Total Written Options (Premiums received — $9,989,516)						$(9,039,436)

Abbreviation(s) used in this schedule:
CHF	—	Swiss Franc
SOFR	—	Secured Overnight Financing Rate
At June 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	4,710	3/26	$1,130,269,867	$1,134,285,750	$4,015,883
3-Month SOFR	2,422	3/27	582,259,256	587,153,350	4,894,094
U.S. Treasury 5-Year Notes	16,643	9/25	1,795,743,983	1,814,087,000	18,343,017
U.S. Treasury 10-Year Notes	224	9/25	24,757,804	25,116,000	358,196
U.S. Treasury Long- Term Bonds	3,006	9/25	336,032,542	347,099,063	11,066,521
United Kingdom Long Gilt Bonds	486	9/25	61,154,482	62,061,048	906,566
					39,584,277
Contracts to Sell:
Japanese 10-Year Bonds	69	9/25	66,755,146	66,611,437	143,709
U.S. Treasury 2-Year Notes	5,382	9/25	1,115,300,050	1,119,582,143	(4,282,093)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Ultra 10-Year Notes	1,191	9/25	$132,566,825	$136,090,366	$(3,523,541)
U.S. Treasury Ultra Long-Term Bonds	1,897	9/25	217,149,596	225,980,125	(8,830,529)
					(16,492,454)
Net unrealized appreciation on open futures contracts					$23,091,823

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	13,650,000	USD	2,501,329	Citibank N.A.	7/2/25	$9,801
BRL	352,610,000	USD	64,614,905	Citibank N.A.	7/2/25	253,191
BRL	366,260,000	USD	66,004,686	Citibank N.A.	7/2/25	1,374,541
USD	2,387,422	BRL	13,650,000	Citibank N.A.	7/2/25	(123,708)
USD	61,689,287	BRL	352,610,000	Citibank N.A.	7/2/25	(3,178,810)
USD	67,116,234	BRL	366,260,000	Citibank N.A.	7/2/25	(262,993)
CHF	11,393,757	USD	14,136,000	Bank of America N.A.	7/15/25	251,977
USD	7,068,130	CHF	5,805,161	Bank of America N.A.	7/15/25	(262,597)
CHF	960,000	USD	1,163,945	Bank of America N.A.	7/16/25	48,503
CHF	1,760,000	USD	2,141,661	Bank of America N.A.	7/16/25	81,161
CHF	2,190,000	USD	2,654,531	Bank of America N.A.	7/16/25	111,367
CNH	26,880,000	USD	3,752,943	Bank of America N.A.	7/16/25	7,022
CNH	37,020,000	USD	5,034,881	Bank of America N.A.	7/16/25	143,464
CNH	37,030,000	USD	5,039,784	Bank of America N.A.	7/16/25	139,960
CNH	37,040,000	USD	5,047,379	Bank of America N.A.	7/16/25	133,763
CNH	45,120,000	USD	6,295,866	Bank of America N.A.	7/16/25	15,503
CNH	109,590,000	USD	14,942,347	Bank of America N.A.	7/16/25	387,064
EUR	3,540,000	USD	3,890,697	Bank of America N.A.	7/16/25	283,854
EUR	3,670,000	USD	4,162,477	Bank of America N.A.	7/16/25	165,376
EUR	4,000,000	USD	4,400,192	Bank of America N.A.	7/16/25	316,815
EUR	4,980,000	USD	5,614,616	Bank of America N.A.	7/16/25	258,057
EUR	5,090,000	USD	5,767,398	Bank of America N.A.	7/16/25	234,994
EUR	6,200,000	USD	7,060,517	Bank of America N.A.	7/16/25	250,844
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	17,281,402	USD	19,020,930	Bank of America N.A.	7/16/25	$1,358,192
GBP	8,680,000	USD	11,519,028	Bank of America N.A.	7/16/25	396,458
USD	4,260,109	AUD	6,840,000	Bank of America N.A.	7/16/25	(242,938)
USD	6,300,166	CHF	5,080,000	Bank of America N.A.	7/16/25	(115,706)
USD	12,789,419	CHF	10,460,000	Bank of America N.A.	7/16/25	(421,215)
USD	4,098,425	CNH	30,020,000	Bank of America N.A.	7/16/25	(100,762)
USD	5,467,672	CNH	40,030,000	Bank of America N.A.	7/16/25	(131,711)
USD	60,612,081	CNH	443,589,516	Bank of America N.A.	7/16/25	(1,437,067)
USD	4,559,323	EUR	3,890,000	Bank of America N.A.	7/16/25	(27,966)
USD	5,019,888	EUR	4,280,000	Bank of America N.A.	7/16/25	(27,309)
USD	46,288,639	GBP	36,247,672	Bank of America N.A.	7/16/25	(3,470,420)
USD	828,432	JPY	118,547,000	Bank of America N.A.	7/16/25	3,679
CNH	85,276,934	USD	11,797,435	BNP Paribas SA	7/16/25	131,073
AUD	7,380,000	USD	4,728,322	Citibank N.A.	7/16/25	130,229
AUD	108,234,949	USD	65,517,754	Citibank N.A.	7/16/25	5,737,665
JPY	378,977,000	USD	2,668,754	Citibank N.A.	7/16/25	(32,141)
USD	121,351	AUD	190,000	Citibank N.A.	7/16/25	(3,734)
USD	2,745,113	AUD	4,315,137	Citibank N.A.	7/16/25	(95,715)
USD	2,750,061	AUD	4,330,000	Citibank N.A.	7/16/25	(100,552)
USD	3,270,301	AUD	5,030,000	Citibank N.A.	7/16/25	(41,150)
USD	4,849,142	AUD	7,600,000	Citibank N.A.	7/16/25	(154,244)
USD	4,991,550	AUD	7,820,000	Citibank N.A.	7/16/25	(156,671)
USD	5,230,368	AUD	8,250,000	Citibank N.A.	7/16/25	(200,939)
USD	7,064,970	AUD	11,226,053	Citibank N.A.	7/16/25	(325,592)
USD	42,552,376	INR	3,688,333,558	Citibank N.A.	7/16/25	(424,238)
CAD	9,100,000	USD	6,555,894	Goldman Sachs Group Inc.	7/16/25	132,438
CHF	2,980,000	USD	3,636,807	Goldman Sachs Group Inc.	7/16/25	126,834
JPY	730,540,000	USD	4,989,158	Goldman Sachs Group Inc.	7/16/25	93,345
JPY	808,590,000	USD	5,523,680	Goldman Sachs Group Inc.	7/16/25	101,832
JPY	1,040,950,000	USD	7,301,316	Goldman Sachs Group Inc.	7/16/25	(59,232)
JPY	1,821,690,000	USD	12,767,823	Goldman Sachs Group Inc.	7/16/25	(93,985)
JPY	2,057,086,541	USD	14,053,442	Goldman Sachs Group Inc.	7/16/25	258,094
JPY	2,862,650,000	USD	20,095,444	Goldman Sachs Group Inc.	7/16/25	(179,453)
MXN	66,438,347	USD	3,176,256	Goldman Sachs Group Inc.	7/16/25	358,293
USD	2,236,351	AUD	3,440,000	Goldman Sachs Group Inc.	7/16/25	(28,339)
USD	10,642,024	CAD	15,059,975	Goldman Sachs Group Inc.	7/16/25	(426,778)
USD	6,655,420	EUR	5,797,000	Goldman Sachs Group Inc.	7/16/25	(180,702)
USD	5,916,739	JPY	852,550,000	Goldman Sachs Group Inc.	7/16/25	(14,611)
USD	5,943,702	JPY	856,100,000	Goldman Sachs Group Inc.	7/16/25	(12,345)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,403,045	JPY	921,840,000	Goldman Sachs Group Inc.	7/16/25	$(10,368)
USD	6,410,792	JPY	922,620,000	Goldman Sachs Group Inc.	7/16/25	(8,048)
USD	8,544,713	JPY	1,229,110,000	Goldman Sachs Group Inc.	7/16/25	(6,435)
CHF	2,290,000	USD	2,791,608	JPMorgan Chase & Co.	7/16/25	100,586
EUR	4,870,000	USD	5,355,731	Morgan Stanley & Co. Inc.	7/16/25	387,224
USD	65,505,339	BRL	366,260,000	Citibank N.A.	8/4/25	(1,322,717)
Net unrealized appreciation on open forward foreign currency contracts						$102,008

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At June 30, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	630,390,000BRL	1/2/29	BRL-CDI**	10.230%**	$(9,391,559)	—	$(9,391,559)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$638,347,000	4/28/28	Daily SOFR Compound annually	3.300% annually	$1,562,004	$(3,899)	$1,565,903
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

 Western Asset Core Plus Bond Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$654,717,000	1/31/32	3.730% annually	Daily SOFR Compound annually	$(8,537,098)	$(4,205,797)	$(4,331,301)
	149,327,000	4/28/36	3.850% annually	Daily SOFR Compound annually	(1,739,194)	(387,988)	(1,351,206)
	29,370,000	11/15/53	3.770% annually	Daily SOFR Compound annually	790,015	(16,396)	806,411
Total	$1,471,761,000				$(7,924,273)	$(4,614,080)	$(3,310,193)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.44 Index	$141,433,700	6/20/30	5.000% quarterly	$(10,638,881)	$(6,182,226)	$(4,456,655)
Markit CDX.NA.IG.44 Index	103,976,000	6/20/30	1.000% quarterly	(2,302,819)	(1,528,043)	(774,776)
Total	$245,409,700			$(12,941,700)	$(7,710,269)	$(5,231,431)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$26,736,000	7/3/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$1,051,996	—	$1,051,996

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus Bond Fund
[1]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 40 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.900%
Daily SOFR Compound	4.450%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $5,211,116,161)	$4,869,049,535
Investments in affiliated securities, at value (Cost — $130,523,010)	130,523,010
Foreign currency, at value (Cost — $27,989,096)	28,531,888
Cash	21,552,810
Receivable for purchases of TBA securities	64,097,609
Interest receivable	41,536,450
Deposits with brokers for centrally cleared swap contracts	18,260,393
Unrealized appreciation on forward foreign currency contracts	13,783,199
Receivable for Fund shares sold	3,782,750
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $3,304,524)	3,630,459
Deposits with brokers for OTC derivatives	3,080,000
Receivable from brokers — net variation margin on open futures contracts	2,453,405
Receivable for securities sold	2,038,979
OTC swaps, at value (premiums paid — $0)	1,051,996
Dividends receivable from affiliated investments	299,820
Principal paydown receivable	285,573
Deposits with brokers for open futures contracts and exchange-traded options	111,695
Prepaid expenses	85,677
Total Assets	5,204,155,248
Liabilities:
Payable for purchases of TBA securities	530,855,289
Payable for securities purchased	86,081,461
Payable to brokers — net variation margin on centrally cleared swap contracts	19,982,482
Payable for Fund shares repurchased	16,585,066
Unrealized depreciation on forward foreign currency contracts	13,681,191
OTC swaps, at value (premiums received — $0)	9,391,559
Written options, at value (premiums received — $9,989,516)	9,039,436
Distributions payable	2,105,488
Investment management fee payable	1,129,068
Payable for open OTC swap contracts	475,128
Due to brokers for TBA securities	320,000
Service and/or distribution fees payable	283,533
Directors’ fees payable	176,327
Accrued expenses	6,281,538
Total Liabilities	696,387,566
Total Net Assets	$4,507,767,682
Net Assets:
Par value (Note 7)	$486,152
Paid-in capital in excess of par value	12,850,323,266
Total distributable earnings (loss)	(8,343,041,736)
Total Net Assets	$4,507,767,682
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
June 30, 2025
Net Assets:
Class A	$665,115,861
Class C	$48,479,049
Class C1	$863
Class FI	$45,040,506
Class R	$238,449,588
Class I	$2,249,254,003
Class IS	$1,261,427,812
Shares Outstanding:
Class A	71,784,471
Class C	5,224,458
Class C1	93
Class FI	4,855,532
Class R	25,747,309
Class I	242,492,754
Class IS	136,047,413
Net Asset Value:
Class A (and redemption price)	$9.27
Class C*	$9.28
Class C1*	$9.28
Class FI (and redemption price)	$9.28
Class R (and redemption price)	$9.26
Class I (and redemption price)	$9.28
Class IS (and redemption price)	$9.27
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.63

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2025

Investment Income:
Interest	$143,512,456
Dividends from affiliated investments	1,538,414
Total Investment Income	145,050,870
Expenses:
Investment management fee (Note 2)	11,039,703
Transfer agent fees (Notes 2 and 5)	3,464,863
Service and/or distribution fees (Notes 2 and 5)	1,828,986
Shareholder reports	388,265
Legal fees	230,690
Fund accounting fees	183,343
Registration fees	139,623
Directors’ fees	136,449
Insurance	57,332
Audit and tax fees	47,433
Commitment fees (Note 10)	46,941
Custody fees	44,439
Miscellaneous expenses	88,111
Total Expenses	17,696,178
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,955,293)
Net Expenses	14,740,885
Net Investment Income	130,309,985
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(345,703,546)
Futures contracts	(4,818,169)
Written options	50,610,870
Swap contracts	(14,730,667)
Forward foreign currency contracts	4,679,128
Foreign currency transactions	1,755,568
Net Realized Loss	(308,206,816)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	416,990,755
Futures contracts	19,903,711
Written options	(1,249,648)
Swap contracts	5,901,369
Forward foreign currency contracts	(11,515,807)
Foreign currencies	1,589,097
Change in Net Unrealized Appreciation (Depreciation)	431,619,477
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	123,412,661
Increase in Net Assets From Operations	$253,722,646
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment income	$130,309,985	$802,157,013
Net realized loss	(308,206,816)	(704,223,476)
Change in net unrealized appreciation (depreciation)	431,619,477	33,076,012
Increase in Net Assets From Operations	253,722,646	131,009,549
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(127,488,945)	(706,985,119)
Return of capital	—	(72,798,732)
Decrease in Net Assets From Distributions to Shareholders	(127,488,945)	(779,783,851)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	369,351,465	3,756,401,213
Reinvestment of distributions	112,503,651	670,265,213
Cost of shares repurchased	(3,123,549,999)	(19,088,595,697)
Decrease in Net Assets From Fund Share Transactions	(2,641,694,883)	(14,661,929,271)
Decrease in Net Assets	(2,515,461,182)	(15,310,703,573)
Net Assets:
Beginning of period	7,023,228,864	22,333,932,437
End of period	$4,507,767,682	$7,023,228,864
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.06	$9.57	$9.36	$11.91	$12.55	$11.96
Income (loss) from operations:
Net investment income	0.21	0.41	0.38	0.28	0.21	0.26
Net realized and unrealized gain (loss)	0.20	(0.52)	0.20	(2.54)	(0.49)	0.80
Total income (loss) from operations	0.41	(0.11)	0.58	(2.26)	(0.28)	1.06
Less distributions from:
Net investment income	(0.20)	(0.36)	(0.32)	(0.29)	(0.28)	(0.29)
Net realized gains	—	—	—	—	(0.08)	(0.18)
Return of capital	—	(0.04)	(0.05)	(0.00)[3]	—	—
Total distributions	(0.20)	(0.40)	(0.37)	(0.29)	(0.36)	(0.47)
Net asset value, end of period	$9.27	$9.06	$9.57	$9.36	$11.91	$12.55
Total return[4]	4.60%	(1.16)%	6.39%	(19.10)%	(2.26)%	9.00%
Net assets, end of period (millions)	$665	$772	$1,362	$1,362	$1,458	$1,463
Ratios to average net assets:
Gross expenses	0.88%[5]	0.82%[6]	0.83%	0.85%	0.82%[6]	0.83%
Net expenses[7,8]	0.82 [5]	0.82 [6]	0.82	0.82	0.82 [6]	0.82
Net investment income	4.55 [5]	4.41	4.06	2.79	1.75	2.13
Portfolio turnover rate[9]	52%	96%	90%	62%	79%	137%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 25%, 48%, 55%, 55%, 56% and 95%.

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.08	$9.58	$9.37	$11.93	$12.57	$11.97
Income (loss) from operations:
Net investment income	0.17	0.35	0.31	0.21	0.13	0.17
Net realized and unrealized gain (loss)	0.20	(0.51)	0.21	(2.55)	(0.50)	0.82
Total income (loss) from operations	0.37	(0.16)	0.52	(2.34)	(0.37)	0.99
Less distributions from:
Net investment income	(0.17)	(0.31)	(0.27)	(0.22)	(0.19)	(0.21)
Net realized gains	—	—	—	—	(0.08)	(0.18)
Return of capital	—	(0.03)	(0.04)	(0.00)[3]	—	—
Total distributions	(0.17)	(0.34)	(0.31)	(0.22)	(0.27)	(0.39)
Net asset value, end of period	$9.28	$9.08	$9.58	$9.37	$11.93	$12.57
Total return[4]	4.09%	(1.72)%	5.67%	(19.71)%	(2.94)%	8.32%
Net assets, end of period (000s)	$48,479	$66,747	$105,435	$145,649	$273,321	$326,121
Ratios to average net assets:
Gross expenses	1.58%[5]	1.52%	1.51%	1.51%	1.52%	1.51%
Net expenses[6,7]	1.57 [5]	1.51	1.51	1.51	1.51	1.51
Net investment income	3.78 [5]	3.72	3.35	2.02	1.05	1.43
Portfolio turnover rate[8]	52%	96%	90%	62%	79%	137%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 25%, 48%, 55%, 55%, 56% and 95%.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.07	$9.60	$9.38	$11.95	$12.55	$11.96
Income (loss) from operations:
Net investment income	0.18	0.34	0.33	0.22	0.15	0.21
Net realized and unrealized gain (loss)	0.19	(0.53)	0.22	(2.55)	(0.44)	0.80
Total income (loss) from operations	0.37	(0.19)	0.55	(2.33)	(0.29)	1.01
Less distributions from:
Net investment income	(0.16)	(0.31)	(0.29)	(0.24)	(0.23)	(0.24)
Net realized gains	—	—	—	—	(0.08)	(0.18)
Return of capital	—	(0.03)	(0.04)	(0.00)[3]	—	—
Total distributions	(0.16)	(0.34)	(0.33)	(0.24)	(0.31)	(0.42)
Net asset value, end of period	$9.28	$9.07	$9.60	$9.38	$11.95	$12.55
Total return[4]	4.08%	(2.05)%	5.88%	(19.54)%	(2.42)%[5]	8.59%
Net assets, end of period (000s)	$1	$3	$80	$135	$237	$1,394
Ratios to average net assets:
Gross expenses	13.70%[6]	1.91%	1.31%	1.34%	1.24%	1.27%
Net expenses[7,8]	1.51 [6]	1.51	1.31	1.34	1.24	1.27
Net investment income	3.92 [6]	3.58	3.52	2.18	1.25	1.74
Portfolio turnover rate[9]	52%	96%	90%	62%	79%	137%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (2.67)% for the year ended December 31, 2021.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.51%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 25%, 48%, 55%, 55%, 56% and 95%.

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.07	$9.58	$9.36	$11.92	$12.56	$11.97
Income (loss) from operations:
Net investment income	0.21	0.42	0.38	0.28	0.21	0.26
Net realized and unrealized gain (loss)	0.20	(0.53)	0.21	(2.55)	(0.49)	0.80
Total income (loss) from operations	0.41	(0.11)	0.59	(2.27)	(0.28)	1.06
Less distributions from:
Net investment income	(0.20)	(0.36)	(0.32)	(0.29)	(0.28)	(0.29)
Net realized gains	—	—	—	—	(0.08)	(0.18)
Return of capital	—	(0.04)	(0.05)	(0.00)[3]	—	—
Total distributions	(0.20)	(0.40)	(0.37)	(0.29)	(0.36)	(0.47)
Net asset value, end of period	$9.28	$9.07	$9.58	$9.36	$11.92	$12.56
Total return[4]	4.58%	(1.11)%	6.50%	(19.15)%	(2.26)%	8.99%
Net assets, end of period (000s)	$45,041	$52,413	$83,022	$139,512	$318,386	$431,623
Ratios to average net assets:
Gross expenses	0.88%[5]	0.79%	0.80%[6]	0.82%	0.82%	0.82%
Net expenses[7,8]	0.85 [5]	0.78	0.80 [6]	0.82	0.82	0.82
Net investment income	4.52 [5]	4.45	4.03	2.68	1.74	2.14
Portfolio turnover rate[9]	52%	96%	90%	62%	79%	137%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 25%, 48%, 55%, 55%, 56% and 95%.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.06	$9.56	$9.35	$11.90	$12.54	$11.95
Income (loss) from operations:
Net investment income	0.19	0.38	0.35	0.25	0.18	0.22
Net realized and unrealized gain (loss)	0.20	(0.51)	0.20	(2.54)	(0.50)	0.80
Total income (loss) from operations	0.39	(0.13)	0.55	(2.29)	(0.32)	1.02
Less distributions from:
Net investment income	(0.19)	(0.34)	(0.30)	(0.26)	(0.24)	(0.25)
Net realized gains	—	—	—	—	(0.08)	(0.18)
Return of capital	—	(0.03)	(0.04)	(0.00)[3]	—	—
Total distributions	(0.19)	(0.37)	(0.34)	(0.26)	(0.32)	(0.43)
Net asset value, end of period	$9.26	$9.06	$9.56	$9.35	$11.90	$12.54
Total return[4]	4.32%	(1.34)%	6.08%	(19.37)%	(2.56)%	8.67%
Net assets, end of period (millions)	$238	$253	$283	$285	$375	$350
Ratios to average net assets:
Gross expenses	1.17%[5]	1.12%	1.11%[6]	1.13%	1.12%	1.13%
Net expenses[7,8]	1.15 [5]	1.12	1.11 [6]	1.12	1.12	1.12
Net investment income	4.22 [5]	4.13	3.77	2.47	1.46	1.83
Portfolio turnover rate[9]	52%	96%	90%	62%	79%	137%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 25%, 48%, 55%, 55%, 56% and 95%.

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.07	$9.58	$9.36	$11.92	$12.56	$11.97
Income (loss) from operations:
Net investment income	0.22	0.45	0.41	0.32	0.26	0.31
Net realized and unrealized gain (loss)	0.21	(0.52)	0.22	(2.55)	(0.50)	0.80
Total income (loss) from operations	0.43	(0.07)	0.63	(2.23)	(0.24)	1.11
Less distributions from:
Net investment income	(0.22)	(0.40)	(0.36)	(0.32)	(0.32)	(0.34)
Net realized gains	—	—	—	—	(0.08)	(0.18)
Return of capital	—	(0.04)	(0.05)	(0.01)	—	—
Total distributions	(0.22)	(0.44)	(0.41)	(0.33)	(0.40)	(0.52)
Net asset value, end of period	$9.28	$9.07	$9.58	$9.36	$11.92	$12.56
Total return[3]	4.78%	(0.78)%	6.78%	(18.78)%	(1.90)%	9.39%
Net assets, end of period (millions)	$2,249	$3,311	$12,880	$16,128	$26,512	$25,642
Ratios to average net assets:
Gross expenses	0.65%[4]	0.54%	0.52%	0.53%	0.52%	0.52%
Net expenses[5,6]	0.45 [4]	0.45	0.45	0.45	0.45	0.45
Net investment income	4.90 [4]	4.77	4.41	3.10	2.12	2.49
Portfolio turnover rate[7]	52%	96%	90%	62%	79%	137%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 25%, 48%, 55%, 55%, 56% and 95%.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.07	$9.57	$9.36	$11.92	$12.56	$11.96
Income (loss) from operations:
Net investment income	0.22	0.45	0.42	0.32	0.26	0.31
Net realized and unrealized gain (loss)	0.20	(0.51)	0.20	(2.55)	(0.49)	0.81
Total income (loss) from operations	0.42	(0.06)	0.62	(2.23)	(0.23)	1.12
Less distributions from:
Net investment income	(0.22)	(0.40)	(0.36)	(0.32)	(0.33)	(0.34)
Net realized gains	—	—	—	—	(0.08)	(0.18)
Return of capital	—	(0.04)	(0.05)	(0.01)	—	—
Total distributions	(0.22)	(0.44)	(0.41)	(0.33)	(0.41)	(0.52)
Net asset value, end of period	$9.27	$9.07	$9.57	$9.36	$11.92	$12.56
Total return[3]	4.67%	(0.75)%	6.93%	(18.85)%	(1.87)%	9.51%
Net assets, end of period (millions)	$1,261	$2,568	$7,621	$8,466	$12,736	$10,815
Ratios to average net assets:
Gross expenses	0.46%[4]	0.42%	0.42%	0.42%	0.42%	0.42%
Net expenses[5,6]	0.45 [4]	0.42	0.42	0.42	0.42	0.42
Net investment income	4.88 [4]	4.80	4.45	3.15	2.16	2.52
Portfolio turnover rate[7]	52%	96%	90%	62%	79%	137%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 25%, 48%, 55%, 55%, 56% and 95%.

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$440,925,316	$0 *	$440,925,316
Other Corporate Bonds & Notes	—	1,221,805,490	—	1,221,805,490
Mortgage-Backed Securities	—	1,520,610,557	—	1,520,610,557
Collateralized Mortgage Obligations	—	754,904,249	—	754,904,249
Asset-Backed Securities	—	333,586,386	—	333,586,386
U.S. Government & Agency Obligations	—	274,994,862	—	274,994,862
Sovereign Bonds	—	167,568,635	—	167,568,635
Senior Loans:
Consumer Discretionary	—	20,336,666	13,300	20,349,966
Other Senior Loans	—	93,138,033	—	93,138,033
U.S. Treasury Inflation Protected Securities	—	31,899,342	—	31,899,342
Purchased Options:
Exchange-Traded Purchased Options	$6,779,610	—	—	6,779,610
OTC Purchased Options	—	218	—	218
Common Stocks:
Industrials	1,448,976	8,408	—	1,457,384

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrants	—	$1,029,487	—	$1,029,487
Total Long-Term Investments	$8,228,586	4,860,807,649	$13,300	4,869,049,535
Short-Term Investments†	130,523,010	—	—	130,523,010
Total Investments	$138,751,596	$4,860,807,649	$13,300	$4,999,572,545
Other Financial Instruments:
Futures Contracts††	$39,727,986	—	—	$39,727,986
Forward Foreign Currency Contracts††	—	$13,783,199	—	13,783,199
Centrally Cleared Interest Rate Swaps††	—	2,372,314	—	2,372,314
OTC Total Return Swaps	—	1,051,996	—	1,051,996
Total Other Financial Instruments	$39,727,986	$17,207,509	—	$56,935,495
Total	$178,479,582	$4,878,015,158	$13,300	$5,056,508,040
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$9,039,425	—	—	$9,039,425
OTC Written Options	—	$11	—	11
Futures Contracts††	16,636,163	—	—	16,636,163
Forward Foreign Currency Contracts††	—	13,681,191	—	13,681,191
OTC Interest Rate Swaps	—	9,391,559	—	9,391,559
Centrally Cleared Interest Rate Swaps††	—	5,682,507	—	5,682,507
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	5,231,431	—	5,231,431
Total	$25,675,588	$33,986,699	—	$59,662,287

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Options on futures contracts. The Fund may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2025, the Fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended June 30, 2025, see Note 4.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
At June 30, 2025, the Fund held non-cash collateral for TBA securities from JPMorgan Chase & Co., Morgan Stanley & Co. Inc. and Goldman Sachs Group Inc. in the amounts of $2,743,213, $1,380,849 and $1,480,816, respectively.
(m) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(p) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(q) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2025, the Fund held OTC written options, forward foreign currency contracts, and OTC interest rate swaps with credit related contingent features which had a liability position of $23,072,761. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2025, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $12,887,399 which could be used to reduce the required payment.
At June 30, 2025, the Fund held non-cash collateral from Bank of America N.A. in the amount of $52,015. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(t) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(u) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(v) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(w) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, FTFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.
FTFA has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses did not exceed 0.82%, 1.65%, 1.51%, 0.85%, 1.15%, 0.45% and 0.45% for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, FTFA has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2025, fees waived and/or expenses reimbursed amounted to $2,955,293, which included an affiliated money market waiver of $33,366.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2025	$175,328	—	—	—	—	$9,809,110	—
Expires December 31, 2026	—	—	$66	—	—	8,399,279	—
Expires December 31, 2027	195,331	$2,123	62	$6,262	$28,138	2,621,821	$68,190
Total fee waivers/ expense reimbursements subject to recapture	$370,659	$2,123	$128	$6,262	$28,138	$20,830,210	$68,190
For the six months ended June 30, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $34,739 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

For the six months ended June 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$13,117	—
CDSCs	8,533	$10,056
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the six months ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$346,544,572	$2,870,436,238
Sales	1,838,072,885	4,518,177,819
At June 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$5,330,978,750	$88,169,231	$(419,575,436)	$(331,406,205)
Written options	(9,989,516)	3,015,116	(2,065,036)	950,080
Futures contracts	—	39,727,986	(16,636,163)	23,091,823
Forward foreign currency contracts	—	13,783,199	(13,681,191)	102,008
Swap contracts	(12,324,349)	3,424,310	(20,305,497)	(16,881,187)
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Market Risk	Total
Purchased options[2]	$6,779,610	$218	—	$6,779,828
Futures contracts[3]	39,727,986	—	—	39,727,986
Forward foreign currency contracts	—	13,783,199	—	13,783,199
OTC swap contracts[4]	—	—	$1,051,996	1,051,996
Centrally cleared swap contracts[5]	2,372,314	—	—	2,372,314
Total	$48,879,910	$13,783,417	$1,051,996	$63,715,323

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$9,039,425	$11	—	$9,039,436
Futures contracts[3]	16,636,163	—	—	16,636,163
Forward foreign currency contracts	—	13,681,191	—	13,681,191
OTC swap contracts[4]	9,391,559	—	—	9,391,559
Centrally cleared swap contracts[5]	5,682,507	—	$5,231,431	10,913,938
Total	$40,749,654	$13,681,202	$5,231,431	$59,662,287

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(35,958,187)	$(641,273)	$590,240	—	$(36,009,220)
Futures contracts	(4,818,169)	—	—	—	(4,818,169)
Written options	49,320,239	820,071	470,560	—	50,610,870
Swap contracts	(13,203,960)	—	(2,803,606)	$1,276,899	(14,730,667)
Forward foreign currency contracts	—	4,679,128	—	—	4,679,128
Total	$(4,660,077)	$4,857,926	$(1,742,806)	$1,276,899	$(268,058)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$1,213,665	$(157,592)	—	—	$1,056,073
Futures contracts	19,903,711	—	—	—	19,903,711
Written options	(908,926)	(340,722)	—	—	(1,249,648)
Swap contracts	11,300,344	—	$(5,296,489)	$(102,486)	5,901,369
Forward foreign currency contracts	—	(11,515,807)	—	—	(11,515,807)
Total	$31,508,794	$(12,014,121)	$(5,296,489)	$(102,486)	$14,095,698

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended June 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$6,431,088
Written options	6,550,959
Futures contracts (to buy)	5,486,144,321
Futures contracts (to sell)	3,119,576,329
Forward foreign currency contracts (to buy)	540,612,041
Forward foreign currency contracts (to sell)	676,492,204
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Average Notional Balance**
Interest rate swap contracts	$1,471,411,493
Credit default swap contracts (buy protection)	125,823,414
Credit default swap contracts (sell protection)†	245,540,571
Total return swap contracts	31,935,572

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
†	At June 30, 2025, there were no open positions held in this derivative.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$4,588,271	$(6,237,702)	$(1,649,431)	$(52,015)	$(1,701,446)
BNP Paribas SA	131,073	—	131,073	—	131,073
Citibank N.A.	7,505,427	(6,423,204)	1,082,223	3,080,000	4,162,223
Goldman Sachs Group Inc.	1,070,836	(1,020,296)	50,540	—	50,540
JPMorgan Chase & Co.	1,152,582	(9,391,559)	(8,238,977)	9,391,559	1,152,582
Morgan Stanley & Co. Inc.	387,224	—	387,224	—	387,224
Total	$14,835,413	$(23,072,761)	$(8,237,348)	$12,419,544	$4,182,196

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

For the six months ended June 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$876,913	$585,225
Class C	286,179	35,741
Class C1	4	64
Class FI	59,877	40,035
Class R	606,013	259,224
Class I	—	2,523,533
Class IS	—	21,041
Total	$1,828,986	$3,464,863
For the six months ended June 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$199,533
Class C	2,467
Class C1	62
Class FI	6,549
Class R	29,581
Class I	2,638,234
Class IS	78,867
Total	$2,955,293
6. Distributions to shareholders by class

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Net Investment Income:
Class A	$15,602,477	$39,784,626
Class C	1,055,760	2,911,847
Class C1	17	529
Class FI	1,058,538	2,612,243
Class R	5,001,314	9,827,731
Class I	64,033,304	392,339,898
Class IS	40,737,535	259,508,245
Total	$127,488,945	$706,985,119
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Return of Capital:
Class A	—	$4,096,650
Class C	—	299,835
Class C1	—	54
Class FI	—	268,984
Class R	—	1,011,968
Class I	—	40,399,503
Class IS	—	26,721,738
Total	—	$72,798,732
7. Capital shares
At June 30, 2025, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,297,475	$57,500,807	28,070,400	$261,511,292
Shares issued on reinvestment	1,476,994	13,597,819	3,898,460	36,182,612
Shares repurchased	(21,181,418)	(194,080,464)	(89,141,397)	(829,707,349)
Net decrease	(13,406,949)	$(122,981,838)	(57,172,537)	$(532,013,445)
Class C
Shares sold	165,825	$1,522,265	1,081,810	$10,075,149
Shares issued on reinvestment	99,673	918,946	294,294	2,735,179
Shares repurchased	(2,395,178)	(21,946,706)	(5,025,806)	(46,872,942)
Net decrease	(2,129,680)	$(19,505,495)	(3,649,702)	$(34,062,614)
Class C1
Shares sold	3	$27	6	$67
Shares issued on reinvestment	0 *	3	51	480
Shares repurchased	(197)	(1,785)	(8,155)	(75,723)
Net decrease	(194)	$(1,755)	(8,098)	$(75,176)
Class FI
Shares sold	176,623	$1,623,151	412,433	$3,851,326
Shares issued on reinvestment	112,092	1,033,107	302,823	2,813,106
Shares repurchased	(1,209,859)	(11,101,735)	(3,606,646)	(33,590,533)
Net decrease	(921,144)	$(8,445,477)	(2,891,390)	$(26,926,101)

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class R
Shares sold	292,894	$2,681,366	1,664,295	$15,514,534
Shares issued on reinvestment	542,747	4,994,141	1,166,808	10,819,723
Shares repurchased	(3,025,798)	(27,714,694)	(4,481,527)	(41,703,708)
Net decrease	(2,190,157)	$(20,039,187)	(1,650,424)	$(15,369,451)
Class I
Shares sold	22,626,664	$206,866,965	206,664,469	$1,923,160,073
Shares issued on reinvestment	6,004,219	55,336,591	42,132,906	391,573,581
Shares repurchased	(151,135,313)	(1,384,713,587)	(1,228,558,930)	(11,525,057,989)
Net decrease	(122,504,430)	$(1,122,510,031)	(979,761,555)	$(9,210,324,335)
Class IS
Shares sold	10,832,577	$99,156,884	166,745,863	$1,542,288,772
Shares issued on reinvestment	3,977,118	36,623,044	24,348,912	226,140,532
Shares repurchased	(161,879,587)	(1,483,991,028)	(703,929,749)	(6,611,587,453)
Net decrease	(147,069,892)	$(1,348,211,100)	(512,834,974)	$(4,843,158,149)

*	Less than 1 share.
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2025. The following transactions were effected in such company for the six months ended June 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$57,538,768	$1,257,942,861	1,257,942,861	$1,184,958,619	1,184,958,619
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,538,414	—	$130,523,010
9. Restricted securities
The following Fund investments are restricted as to resaleand, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 6/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	1,685	3/25	$20,512	$8,408	$4.99	0.00%(a)
Spirit Airlines LLC, Warrants	206,310	3/25	2,511,486	1,029,487 (b)	4.99	0.02%
			$2,531,998	$1,037,895		0.02%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2025.

Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

11. Deferred capital losses
As of December 31, 2024, the Fund had deferred capital losses of $7,670,948,037, which have no expiration date, that will be available to offset future taxable capital gains.
12. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
13. Subsequent event
Subsequent to the period ended June 30, 2025, shareholder redemptions from Class C1 shares exceeded 50% of Class C1 net assets as of June 30, 2025.
Western Asset Core Plus Bond Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Core Plus Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between FTFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 29, 2025. At an in-person meeting held on May 13, 2025, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe.
Western Asset Core Plus Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Directors examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisersto attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2024. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional core plus bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5-, and 10-year periods ended December 31, 2024 was below the

Western Asset Core Plus Bond Fund

median. The Board noted that the Fund’s performance trailed the performance of its benchmark index for the 1-, 3-, and 5-year periods ended December 31, 2024 and exceeded the performance of its benchmark index for the 10-year period ended December 31, 2024. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe. The Board discussed the reasons for the Fund’s underperformance and the steps the Advisers were taking to improve the Fund’s performance.
The Directors also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional core plus bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and that the Fund’s Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2026.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was above the median and that its Actual Management Fee was below the median of the peer group.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The
Western Asset Core Plus Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Core Plus Bond Fund

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Western Asset
Core Plus Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Core Plus Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Core Plus Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90150-SFSOI 8/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2025